Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $17,922)	4.500%	11/15/33	17,730	17,957
Corporate Bonds (98.7%)
Communications (7.7%)
	Alphabet Inc.	1.100%	8/15/30	50,065	40,261
	America Movil SAB de CV	3.625%	4/22/29	11,707	10,758
	America Movil SAB de CV	2.875%	5/7/30	32,823	28,367
	America Movil SAB de CV	4.700%	7/21/32	16,390	15,474
	AT&T Inc.	4.350%	3/1/29	75,338	72,433
[1]	AT&T Inc.	4.300%	2/15/30	73,213	69,260
	AT&T Inc.	2.750%	6/1/31	65,382	54,991
	AT&T Inc.	2.250%	2/1/32	64,189	50,894
	Baidu Inc.	3.425%	4/7/30	10,158	8,976
	Baidu Inc.	2.375%	10/9/30	3,591	2,935
	Baidu Inc.	2.375%	8/23/31	15,846	12,645
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	30,561	29,878
	Booking Holdings Inc.	4.625%	4/13/30	36,696	35,822
	British Telecommunications plc	5.125%	12/4/28	4,153	4,086
	British Telecommunications plc	9.625%	12/15/30	65,174	78,829
	Charter Communications Operating LLC	2.250%	1/15/29	31,060	26,173
	Charter Communications Operating LLC	5.050%	3/30/29	34,096	32,862
	Charter Communications Operating LLC	2.800%	4/1/31	37,658	30,612
	Charter Communications Operating LLC	2.300%	2/1/32	24,289	18,582
	Charter Communications Operating LLC	4.400%	4/1/33	18,874	16,723
	Comcast Corp.	4.550%	1/15/29	23,146	22,728
	Comcast Corp.	2.650%	2/1/30	36,646	32,056
	Comcast Corp.	3.400%	4/1/30	37,118	33,840
	Comcast Corp.	4.250%	10/15/30	34,776	33,163
	Comcast Corp.	1.950%	1/15/31	30,472	24,812
	Comcast Corp.	1.500%	2/15/31	44,953	35,430
	Comcast Corp.	5.500%	11/15/32	24,772	25,365
	Comcast Corp.	4.250%	1/15/33	47,404	44,195
	Comcast Corp.	4.650%	2/15/33	27,106	26,196
	Comcast Corp.	7.050%	3/15/33	8,494	9,582
	Comcast Corp.	4.800%	5/15/33	21,747	21,190
	Deutsche Telekom International Finance BV	8.750%	6/15/30	81,278	95,975
	Deutsche Telekom International Finance BV	9.250%	6/1/32	9,266	11,677
	Discovery Communications LLC	4.125%	5/15/29	13,200	12,183
	Discovery Communications LLC	3.625%	5/15/30	30,806	27,211
	Electronic Arts Inc.	1.850%	2/15/31	16,576	13,268
	Expedia Group Inc.	3.250%	2/15/30	24,601	21,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expedia Group Inc.	2.950%	3/15/31	19,100	16,146
	FactSet Research Systems Inc.	3.450%	3/1/32	11,970	10,201
	Fox Corp.	4.709%	1/25/29	49,876	48,613
	Fox Corp.	3.500%	4/8/30	16,844	14,969
	Fox Corp.	6.500%	10/13/33	30,174	31,403
	Grupo Televisa SAB	8.500%	3/11/32	5,965	6,777
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	22,255	21,173
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	5,355	4,341
	Koninklijke KPN NV	8.375%	10/1/30	12,745	14,585
	Meta Platforms Inc.	4.800%	5/15/30	19,553	19,589
	Meta Platforms Inc.	3.850%	8/15/32	75,940	69,656
	Meta Platforms Inc.	4.950%	5/15/33	42,594	42,358
	Netflix Inc.	6.375%	5/15/29	23,247	24,759
	Omnicom Group Inc.	2.450%	4/30/30	9,345	7,832
	Omnicom Group Inc.	4.200%	6/1/30	15,864	14,804
	Omnicom Group Inc.	2.600%	8/1/31	7,184	5,936
	Orange SA	9.000%	3/1/31	56,875	68,760
	Paramount Global	4.200%	6/1/29	13,737	12,389
	Paramount Global	7.875%	7/30/30	20,486	21,652
	Paramount Global	4.950%	1/15/31	26,432	23,949
	Paramount Global	4.200%	5/19/32	22,548	19,074
	Paramount Global	5.500%	5/15/33	10,115	9,197
	Rogers Communications Inc.	3.800%	3/15/32	44,990	39,169
	Sprint Capital Corp.	8.750%	3/15/32	46,254	55,259
	Take-Two Interactive Software Inc.	4.000%	4/14/32	15,199	13,916
	Telefonica Europe BV	8.250%	9/15/30	26,144	30,015
	TELUS Corp.	3.400%	5/13/32	18,565	15,860
	Tencent Music Entertainment Group	2.000%	9/3/30	11,831	9,288
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	15,002	16,804
	T-Mobile USA Inc.	2.625%	2/15/29	12,730	11,211
	T-Mobile USA Inc.	2.400%	3/15/29	15,196	13,203
	T-Mobile USA Inc.	3.375%	4/15/29	52,145	47,300
	T-Mobile USA Inc.	3.875%	4/15/30	159,955	146,889
	T-Mobile USA Inc.	2.550%	2/15/31	55,126	45,692
	T-Mobile USA Inc.	2.875%	2/15/31	31,527	26,718
	T-Mobile USA Inc.	3.500%	4/15/31	76,846	67,637
	T-Mobile USA Inc.	2.250%	11/15/31	24,774	19,723
	T-Mobile USA Inc.	2.700%	3/15/32	31,516	25,821
	T-Mobile USA Inc.	5.200%	1/15/33	23,953	23,581
	T-Mobile USA Inc.	5.050%	7/15/33	52,405	50,811
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,715	7,577
	VeriSign Inc.	2.700%	6/15/31	17,717	14,538
	Verizon Communications Inc.	3.875%	2/8/29	26,150	24,723
	Verizon Communications Inc.	4.016%	12/3/29	104,945	98,462
	Verizon Communications Inc.	3.150%	3/22/30	32,281	28,639
	Verizon Communications Inc.	1.500%	9/18/30	5,525	4,402
	Verizon Communications Inc.	1.680%	10/30/30	26,462	20,965
	Verizon Communications Inc.	7.750%	12/1/30	20,346	23,119
	Verizon Communications Inc.	1.750%	1/20/31	53,548	42,208
	Verizon Communications Inc.	2.550%	3/21/31	97,791	81,153
	Verizon Communications Inc.	2.355%	3/15/32	113,321	90,362
	Verizon Communications Inc.	5.050%	5/9/33	17,943	17,664
	Verizon Communications Inc.	4.500%	8/10/33	46,731	43,660
	Vodafone Group plc	7.875%	2/15/30	16,952	18,988
	Vodafone Group plc	6.250%	11/30/32	9,790	10,297
	Walt Disney Co.	2.000%	9/1/29	45,915	39,655
	Walt Disney Co.	3.800%	3/22/30	27,266	25,639
	Walt Disney Co.	2.650%	1/13/31	60,459	51,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	6.550%	3/15/33	7,118	7,828
	Warnermedia Holdings Inc.	4.054%	3/15/29	35,001	32,340
	Warnermedia Holdings Inc.	4.279%	3/15/32	115,535	101,968
	Weibo Corp.	3.375%	7/8/30	16,311	13,566
	WPP Finance 2010	3.750%	9/19/24	1	—
					3,097,952
Consumer Discretionary (6.7%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	36,752	29,483
	Amazon.com Inc.	3.450%	4/13/29	21,603	20,427
	Amazon.com Inc.	4.650%	12/1/29	30,639	30,721
	Amazon.com Inc.	1.500%	6/3/30	49,475	40,634
	Amazon.com Inc.	2.100%	5/12/31	89,023	74,255
	Amazon.com Inc.	3.600%	4/13/32	58,036	53,392
	Amazon.com Inc.	4.700%	12/1/32	53,317	53,088
[1]	American Honda Finance Corp.	2.250%	1/12/29	20,370	17,893
	American Honda Finance Corp.	4.600%	4/17/30	14,660	14,187
[1]	American Honda Finance Corp.	1.800%	1/13/31	12,242	9,859
	Aptiv plc	4.350%	3/15/29	7,421	7,039
	Aptiv plc	3.250%	3/1/32	18,637	15,833
	AutoNation Inc.	4.750%	6/1/30	13,582	12,609
	AutoNation Inc.	2.400%	8/1/31	10,480	7,980
	AutoNation Inc.	3.850%	3/1/32	15,896	13,417
	AutoZone Inc.	3.750%	4/18/29	17,496	16,146
	AutoZone Inc.	4.000%	4/15/30	9,721	8,996
	AutoZone Inc.	1.650%	1/15/31	20,006	15,624
	AutoZone Inc.	4.750%	8/1/32	19,098	18,090
	AutoZone Inc.	4.750%	2/1/33	10,950	10,316
	AutoZone Inc.	5.200%	8/1/33	5,058	4,890
	AutoZone Inc.	6.550%	11/1/33	12,000	12,796
	Best Buy Co. Inc.	4.450%	10/1/28	6,353	6,172
	Best Buy Co. Inc.	1.950%	10/1/30	13,908	11,152
	Block Financial LLC	3.875%	8/15/30	16,146	14,414
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	1	—
	Brunswick Corp.	2.400%	8/18/31	14,852	11,329
	Brunswick Corp.	4.400%	9/15/32	6,806	5,863
	Choice Hotels International Inc.	3.700%	12/1/29	9,586	8,182
	Choice Hotels International Inc.	3.700%	1/15/31	5,572	4,617
	Darden Restaurants Inc.	6.300%	10/10/33	12,125	12,481
	Dick's Sporting Goods Inc.	3.150%	1/15/32	17,426	14,159
	eBay Inc.	2.700%	3/11/30	30,570	26,235
	eBay Inc.	2.600%	5/10/31	9,325	7,788
	eBay Inc.	6.300%	11/22/32	11,159	11,797
[1]	Emory University	2.143%	9/1/30	10,420	8,688
	Ford Motor Co.	9.625%	4/22/30	7,130	8,167
	Ford Motor Co.	7.450%	7/16/31	16,080	16,904
	Ford Motor Co.	3.250%	2/12/32	73,213	58,402
	Ford Motor Co.	6.100%	8/19/32	41,878	40,828
	Ford Motor Credit Co. LLC	2.900%	2/10/29	12,736	10,811
	Ford Motor Credit Co. LLC	5.113%	5/3/29	24,975	23,445
	Ford Motor Credit Co. LLC	7.350%	3/6/30	33,076	34,358
	Ford Motor Credit Co. LLC	7.200%	6/10/30	17,894	18,509
	Ford Motor Credit Co. LLC	4.000%	11/13/30	35,512	30,496
	Ford Motor Credit Co. LLC	3.625%	6/17/31	8,442	7,015
	Ford Motor Credit Co. LLC	7.122%	11/7/33	31,071	32,388
	Fortune Brands Innovations Inc.	3.250%	9/15/29	11,006	9,797
	Fortune Brands Innovations Inc.	4.000%	3/25/32	6,980	6,175
	Fortune Brands Innovations Inc.	5.875%	6/1/33	16,740	16,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.000%	10/1/28	14,069	13,807
	General Motors Co.	5.400%	10/15/29	23,500	23,183
	General Motors Co.	5.600%	10/15/32	37,175	36,342
	General Motors Financial Co. Inc.	5.650%	1/17/29	20,281	20,191
	General Motors Financial Co. Inc.	4.300%	4/6/29	33,517	31,117
	General Motors Financial Co. Inc.	5.850%	4/6/30	24,863	24,791
	General Motors Financial Co. Inc.	3.600%	6/21/30	24,811	21,711
	General Motors Financial Co. Inc.	2.350%	1/8/31	10,523	8,373
	General Motors Financial Co. Inc.	2.700%	6/10/31	27,725	22,336
	General Motors Financial Co. Inc.	3.100%	1/12/32	37,863	30,854
	General Motors Financial Co. Inc.	6.400%	1/9/33	11,558	11,865
	Genuine Parts Co.	1.875%	11/1/30	11,687	9,051
	Genuine Parts Co.	2.750%	2/1/32	8,223	6,553
	Genuine Parts Co.	6.875%	11/1/33	10,000	10,623
	GXO Logistics Inc.	2.650%	7/15/31	4,520	3,541
	Hasbro Inc.	3.900%	11/19/29	29,322	26,380
	Home Depot Inc.	3.900%	12/6/28	7,217	6,943
[2]	Home Depot Inc.	4.900%	4/15/29	10,560	10,580
	Home Depot Inc.	2.950%	6/15/29	23,935	21,905
	Home Depot Inc.	2.700%	4/15/30	36,882	32,508
	Home Depot Inc.	1.375%	3/15/31	36,690	28,875
	Home Depot Inc.	1.875%	9/15/31	45,200	36,400
	Home Depot Inc.	3.250%	4/15/32	51,759	45,965
	Home Depot Inc.	4.500%	9/15/32	17,813	17,443
	Honda Motor Co. Ltd.	2.967%	3/10/32	17,171	14,889
	Hyatt Hotels Corp.	5.750%	4/23/30	10,532	10,588
	JD.com Inc.	3.375%	1/14/30	17,138	15,115
[1]	Johns Hopkins University	4.705%	7/1/32	7,175	7,085
	Lear Corp.	4.250%	5/15/29	11,309	10,506
	Lear Corp.	3.500%	5/30/30	8,238	7,122
	Lear Corp.	2.600%	1/15/32	2,954	2,307
	Leggett & Platt Inc.	4.400%	3/15/29	17,270	16,174
	Lowe's Cos. Inc.	3.650%	4/5/29	44,017	41,133
	Lowe's Cos. Inc.	4.500%	4/15/30	35,779	34,511
	Lowe's Cos. Inc.	1.700%	10/15/30	30,575	24,398
	Lowe's Cos. Inc.	2.625%	4/1/31	34,199	28,735
	Lowe's Cos. Inc.	3.750%	4/1/32	32,829	29,381
	Lowe's Cos. Inc.	5.000%	4/15/33	10,735	10,503
	Lowe's Cos. Inc.	5.150%	7/1/33	36,370	35,730
	Magna International Inc.	2.450%	6/15/30	17,891	15,127
	Magna International Inc.	5.500%	3/21/33	10,990	11,145
[1]	Marriott International Inc.	4.650%	12/1/28	6,968	6,760
	Marriott International Inc.	4.900%	4/15/29	12,411	12,141
[1]	Marriott International Inc.	4.625%	6/15/30	24,137	22,996
[1]	Marriott International Inc.	2.850%	4/15/31	35,380	29,509
[1]	Marriott International Inc.	3.500%	10/15/32	27,999	23,795
[1]	Marriott International Inc.	2.750%	10/15/33	6,576	5,170
	Masco Corp.	2.000%	10/1/30	7,036	5,557
	Masco Corp.	2.000%	2/15/31	14,133	11,129
[1]	McDonald's Corp.	2.625%	9/1/29	25,913	23,071
[1]	McDonald's Corp.	2.125%	3/1/30	4,975	4,226
[1]	McDonald's Corp.	3.600%	7/1/30	30,948	28,560
[1]	McDonald's Corp.	4.600%	9/9/32	8,522	8,333
	McDonald's Corp.	4.950%	8/14/33	19,175	19,007
	MDC Holdings Inc.	3.850%	1/15/30	1,020	889
	MDC Holdings Inc.	2.500%	1/15/31	17,081	13,200
[3]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	2,437	2,191
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	36,649	44,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	5,395	4,503
	Mohawk Industries Inc.	3.625%	5/15/30	12,380	11,092
	NIKE Inc.	2.850%	3/27/30	31,425	28,153
	NVR Inc.	3.000%	5/15/30	20,662	17,818
	O'Reilly Automotive Inc.	3.900%	6/1/29	9,319	8,749
	O'Reilly Automotive Inc.	4.200%	4/1/30	16,327	15,308
	O'Reilly Automotive Inc.	1.750%	3/15/31	6,220	4,879
	O'Reilly Automotive Inc.	4.700%	6/15/32	20,130	19,231
	Owens Corning	3.950%	8/15/29	10,152	9,400
	Owens Corning	3.875%	6/1/30	7,121	6,452
	Polaris Inc.	6.950%	3/15/29	10,000	10,279
	PulteGroup Inc.	7.875%	6/15/32	7,252	8,189
	PulteGroup Inc.	6.375%	5/15/33	8,644	8,957
	Ralph Lauren Corp.	2.950%	6/15/30	17,431	15,222
	Ross Stores Inc.	1.875%	4/15/31	12,375	9,726
	Sands China Ltd.	3.100%	3/8/29	15,210	12,708
	Sands China Ltd.	4.875%	6/18/30	15,625	13,729
	Sands China Ltd.	3.500%	8/8/31	14,545	11,615
	Stanley Black & Decker Inc.	4.250%	11/15/28	6,693	6,358
	Stanley Black & Decker Inc.	2.300%	3/15/30	16,865	13,871
	Stanley Black & Decker Inc.	3.000%	5/15/32	9,276	7,721
	Starbucks Corp.	4.000%	11/15/28	13,526	12,968
	Starbucks Corp.	3.550%	8/15/29	21,121	19,753
	Starbucks Corp.	2.250%	3/12/30	16,611	14,131
	Starbucks Corp.	2.550%	11/15/30	37,879	32,398
	Starbucks Corp.	3.000%	2/14/32	22,078	19,082
	Starbucks Corp.	4.800%	2/15/33	9,482	9,332
	Tapestry Inc.	7.700%	11/27/30	20,000	20,279
[1]	Tapestry Inc.	3.050%	3/15/32	11,526	8,619
	Tapestry Inc.	7.850%	11/27/33	30,000	30,479
	TJX Cos. Inc.	3.875%	4/15/30	11,188	10,466
	TJX Cos. Inc.	1.600%	5/15/31	6,585	5,210
	Toll Brothers Finance Corp.	3.800%	11/1/29	8,197	7,375
	Toyota Motor Corp.	2.760%	7/2/29	11,477	10,367
	Toyota Motor Corp.	2.362%	3/25/31	10,678	9,016
	Toyota Motor Corp.	5.123%	7/13/33	11,145	11,357
	Toyota Motor Credit Corp.	3.650%	1/8/29	12,096	11,441
[1]	Toyota Motor Credit Corp.	4.450%	6/29/29	15,803	15,432
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	16,868	14,385
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	26,739	24,378
	Toyota Motor Credit Corp.	4.550%	5/17/30	15,962	15,516
	Toyota Motor Credit Corp.	5.550%	11/20/30	23,000	23,522
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	13,075	10,415
	Toyota Motor Credit Corp.	1.900%	9/12/31	11,978	9,553
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,913	4,047
	Toyota Motor Credit Corp.	4.700%	1/12/33	11,770	11,510
	Tractor Supply Co.	1.750%	11/1/30	14,993	11,872
	Tractor Supply Co.	5.250%	5/15/33	18,162	17,777
	VF Corp.	2.950%	4/23/30	17,273	13,976
	Whirlpool Corp.	4.750%	2/26/29	16,933	16,472
	Whirlpool Corp.	2.400%	5/15/31	2,463	1,979
	Whirlpool Corp.	4.700%	5/14/32	6,189	5,746
	Whirlpool Corp.	5.500%	3/1/33	5,000	4,828
[1]	Yale University	1.482%	4/15/30	12,665	10,321
					2,709,101
Consumer Staples (7.0%)
	Ahold Finance USA LLC	6.875%	5/1/29	7,108	7,685
	Altria Group Inc.	4.800%	2/14/29	42,915	41,860

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Altria Group Inc.	3.400%	5/6/30	3,188	2,833
Altria Group Inc.	2.450%	2/4/32	41,212	32,364
Altria Group Inc.	6.875%	11/1/33	12,000	12,744
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	117,833	117,578
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	44,352	40,996
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	9,793	9,888
Archer-Daniels-Midland Co.	3.250%	3/27/30	20,379	18,481
Archer-Daniels-Midland Co.	2.900%	3/1/32	21,663	18,632
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,505	4,799
Archer-Daniels-Midland Co.	4.500%	8/15/33	378	361
Avery Dennison Corp.	4.875%	12/6/28	6,374	6,307
Avery Dennison Corp.	2.650%	4/30/30	18,152	15,472
Avery Dennison Corp.	2.250%	2/15/32	4,499	3,533
Avery Dennison Corp.	5.750%	3/15/33	9,480	9,600
BAT Capital Corp.	3.462%	9/6/29	2,703	2,408
BAT Capital Corp.	4.906%	4/2/30	26,839	25,617
BAT Capital Corp.	6.343%	8/2/30	23,185	23,789
BAT Capital Corp.	2.726%	3/25/31	30,195	24,544
BAT Capital Corp.	4.742%	3/16/32	29,925	27,719
BAT Capital Corp.	7.750%	10/19/32	16,606	18,347
BAT Capital Corp.	6.421%	8/2/33	29,279	29,816
BAT International Finance plc	5.931%	2/2/29	9,735	9,887
Brown-Forman Corp.	4.750%	4/15/33	15,400	15,174
Bunge Ltd. Finance Corp.	2.750%	5/14/31	23,462	19,828
Campbell Soup Co.	2.375%	4/24/30	21,223	17,827
Church & Dwight Co. Inc.	5.600%	11/15/32	20,715	21,476
Clorox Co.	4.400%	5/1/29	11,956	11,548
Clorox Co.	1.800%	5/15/30	12,771	10,354
Clorox Co.	4.600%	5/1/32	12,140	11,711
Coca-Cola Co.	2.125%	9/6/29	11,618	10,187
Coca-Cola Co.	3.450%	3/25/30	24,160	22,538
Coca-Cola Co.	1.650%	6/1/30	36,230	30,108
Coca-Cola Co.	2.000%	3/5/31	31,309	26,151
Coca-Cola Co.	1.375%	3/15/31	46,932	37,445
Coca-Cola Co.	2.250%	1/5/32	41,587	35,103
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	26,361	22,903
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	15,640	11,912
Colgate-Palmolive Co.	3.250%	8/15/32	11,765	10,505
Colgate-Palmolive Co.	4.600%	3/1/33	12,001	11,927
Conagra Brands Inc.	8.250%	9/15/30	4,704	5,359
Constellation Brands Inc.	3.150%	8/1/29	15,101	13,572
Constellation Brands Inc.	2.875%	5/1/30	15,581	13,505
Constellation Brands Inc.	2.250%	8/1/31	32,015	25,769
Constellation Brands Inc.	4.750%	5/9/32	14,017	13,402
Constellation Brands Inc.	4.900%	5/1/33	19,789	19,087
Costco Wholesale Corp.	1.600%	4/20/30	31,948	26,594
Costco Wholesale Corp.	1.750%	4/20/32	37,842	30,190
Diageo Capital plc	2.375%	10/24/29	22,218	19,310
Diageo Capital plc	2.000%	4/29/30	30,558	25,439
Diageo Capital plc	2.125%	4/29/32	20,719	16,465
Diageo Capital plc	5.500%	1/24/33	20,095	20,565
Diageo Capital plc	5.625%	10/5/33	10,000	10,334
Dollar General Corp.	3.500%	4/3/30	34,014	30,365
Dollar General Corp.	5.000%	11/1/32	17,003	16,188
Dollar General Corp.	5.450%	7/5/33	18,304	17,857
Dollar Tree Inc.	2.650%	12/1/31	20,065	16,351
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,478	5,587
Estee Lauder Cos. Inc.	2.600%	4/15/30	26,141	22,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Estee Lauder Cos. Inc.	1.950%	3/15/31	21,149	16,998
	Estee Lauder Cos. Inc.	4.650%	5/15/33	14,794	14,152
	Flowers Foods Inc.	2.400%	3/15/31	11,783	9,477
	General Mills Inc.	2.875%	4/15/30	14,205	12,363
	General Mills Inc.	2.250%	10/14/31	13,680	10,993
	General Mills Inc.	4.950%	3/29/33	25,157	24,411
	Haleon US Capital LLC	3.375%	3/24/29	23,643	21,663
	Haleon US Capital LLC	3.625%	3/24/32	46,818	41,278
	Hershey Co.	1.700%	6/1/30	6,352	5,233
	Hershey Co.	4.500%	5/4/33	10,833	10,494
	Hormel Foods Corp.	1.800%	6/11/30	23,834	19,640
	Ingredion Inc.	2.900%	6/1/30	13,071	11,235
	J M Smucker Co.	2.375%	3/15/30	3,480	2,900
	J M Smucker Co.	2.125%	3/15/32	8,860	6,876
	J M Smucker Co.	6.200%	11/15/33	25,000	26,109
	JBS USA LUX SA	5.500%	1/15/30	34,537	32,669
	JBS USA LUX SA	3.750%	12/1/31	17,022	14,087
	JBS USA LUX SA	3.625%	1/15/32	22,677	18,570
[3]	JBS USA LUX SA	3.000%	5/15/32	275	214
	JBS USA LUX SA	3.000%	5/15/32	17,570	13,638
	JBS USA LUX SA	5.750%	4/1/33	49,637	46,940
	Kellanova	2.100%	6/1/30	14,337	11,734
[1]	Kellanova	7.450%	4/1/31	7,092	7,810
	Kellanova	5.250%	3/1/33	5,919	5,760
	Kenvue Inc.	5.000%	3/22/30	21,962	22,055
	Kenvue Inc.	4.900%	3/22/33	30,610	30,357
	Keurig Dr Pepper Inc.	3.950%	4/15/29	30,728	29,061
	Keurig Dr Pepper Inc.	3.200%	5/1/30	17,390	15,430
	Keurig Dr Pepper Inc.	2.250%	3/15/31	15,076	12,315
	Keurig Dr Pepper Inc.	4.050%	4/15/32	23,176	21,227
	Kimberly-Clark Corp.	3.950%	11/1/28	5,290	5,107
	Kimberly-Clark Corp.	3.200%	4/25/29	11,555	10,667
	Kimberly-Clark Corp.	3.100%	3/26/30	23,183	20,867
	Kimberly-Clark Corp.	2.000%	11/2/31	11,450	9,304
	Kraft Heinz Foods Co.	4.625%	1/30/29	11,260	10,997
	Kraft Heinz Foods Co.	3.750%	4/1/30	16,070	14,786
	Kraft Heinz Foods Co.	4.250%	3/1/31	16,853	15,734
	Kraft Heinz Foods Co.	6.750%	3/15/32	7,536	8,156
	Kroger Co.	4.500%	1/15/29	16,712	16,222
[1]	Kroger Co.	7.700%	6/1/29	1,805	2,000
	Kroger Co.	2.200%	5/1/30	9,599	7,903
	Kroger Co.	1.700%	1/15/31	14,996	11,677
	Kroger Co.	7.500%	4/1/31	8,734	9,781
	McCormick & Co. Inc.	2.500%	4/15/30	3,717	3,153
	McCormick & Co. Inc.	1.850%	2/15/31	8,499	6,735
	McCormick & Co. Inc.	4.950%	4/15/33	11,395	10,924
	Mondelez International Inc.	2.750%	4/13/30	14,427	12,556
	Mondelez International Inc.	1.500%	2/4/31	10,630	8,349
	Mondelez International Inc.	3.000%	3/17/32	19,849	16,929
	Mondelez International Inc.	1.875%	10/15/32	9,765	7,525
	PepsiCo Inc.	7.000%	3/1/29	15,355	16,950
	PepsiCo Inc.	2.625%	7/29/29	24,147	21,635
	PepsiCo Inc.	2.750%	3/19/30	41,262	36,859
	PepsiCo Inc.	1.625%	5/1/30	37,726	31,196
	PepsiCo Inc.	1.400%	2/25/31	20,542	16,399
	PepsiCo Inc.	1.950%	10/21/31	26,996	22,025
	PepsiCo Inc.	3.900%	7/18/32	38,158	35,889
	Philip Morris International Inc.	3.375%	8/15/29	23,597	21,399

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philip Morris International Inc.	5.625%	11/17/29	29,255	29,752
Philip Morris International Inc.	5.125%	2/15/30	40,784	40,244
Philip Morris International Inc.	2.100%	5/1/30	23,058	19,196
Philip Morris International Inc.	5.500%	9/7/30	11,578	11,626
Philip Morris International Inc.	1.750%	11/1/30	18,845	14,939
Philip Morris International Inc.	5.750%	11/17/32	32,815	33,544
Philip Morris International Inc.	5.375%	2/15/33	66,305	65,318
Philip Morris International Inc.	5.625%	9/7/33	11,332	11,378
Pilgrim's Pride Corp.	4.250%	4/15/31	24,694	21,386
Pilgrim's Pride Corp.	3.500%	3/1/32	25,948	21,010
Pilgrim's Pride Corp.	6.250%	7/1/33	16,130	15,900
Procter & Gamble Co.	3.000%	3/25/30	33,334	30,487
Procter & Gamble Co.	1.200%	10/29/30	38,719	31,037
Procter & Gamble Co.	1.950%	4/23/31	17,726	14,861
Procter & Gamble Co.	2.300%	2/1/32	5,494	4,677
Procter & Gamble Co.	4.050%	1/26/33	12,985	12,539
Sysco Corp.	5.750%	1/17/29	3,775	3,848
Sysco Corp.	2.400%	2/15/30	6,738	5,717
Sysco Corp.	5.950%	4/1/30	22,268	23,054
Sysco Corp.	2.450%	12/14/31	5,756	4,668
Sysco Corp.	6.000%	1/17/34	9,000	9,374
Target Corp.	3.375%	4/15/29	29,135	27,375
Target Corp.	2.350%	2/15/30	10,058	8,716
Target Corp.	2.650%	9/15/30	6,458	5,612
Target Corp.	4.500%	9/15/32	21,998	21,268
Target Corp.	4.400%	1/15/33	9,150	8,784
Tyson Foods Inc.	4.350%	3/1/29	20,091	19,089
Unilever Capital Corp.	2.125%	9/6/29	15,443	13,395
Unilever Capital Corp.	1.375%	9/14/30	7,180	5,721
Unilever Capital Corp.	1.750%	8/12/31	12,341	9,863
Unilever Capital Corp.	5.900%	11/15/32	19,532	20,827
Unilever Capital Corp.	5.000%	12/8/33	15,575	15,572
Walgreens Boots Alliance Inc.	3.200%	4/15/30	6,910	5,770
Walmart Inc.	3.250%	7/8/29	22,189	20,763
Walmart Inc.	2.375%	9/24/29	7,383	6,563
Walmart Inc.	7.550%	2/15/30	1,944	2,257
Walmart Inc.	4.000%	4/15/30	7,100	6,884
Walmart Inc.	1.800%	9/22/31	44,837	36,665
Walmart Inc.	4.150%	9/9/32	27,550	26,632
Walmart Inc.	4.100%	4/15/33	45,465	43,276
				2,837,385
Energy (6.4%)
Apache Corp.	4.375%	10/15/28	2,124	1,959
Apache Corp.	4.250%	1/15/30	11,947	10,853
Baker Hughes Holdings LLC	4.486%	5/1/30	11,831	11,426
Boardwalk Pipelines LP	3.400%	2/15/31	14,328	12,359
Boardwalk Pipelines LP	3.600%	9/1/32	11,344	9,637
BP Capital Markets America Inc.	3.633%	4/6/30	37,575	34,923
BP Capital Markets America Inc.	1.749%	8/10/30	24,449	20,047
BP Capital Markets America Inc.	2.721%	1/12/32	45,062	38,035
BP Capital Markets America Inc.	4.812%	2/13/33	56,523	54,896
BP Capital Markets America Inc.	4.893%	9/11/33	34,315	33,506
Burlington Resources LLC	7.200%	8/15/31	2,574	2,881
Burlington Resources LLC	7.400%	12/1/31	4,252	4,833
Canadian Natural Resources Ltd.	2.950%	7/15/30	13,648	11,640
Canadian Natural Resources Ltd.	7.200%	1/15/32	12,955	13,915
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,159	5,311
Cenovus Energy Inc.	2.650%	1/15/32	10,962	8,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	34,948	31,849
	Cheniere Energy Partners LP	4.500%	10/1/29	14,290	13,327
	Cheniere Energy Partners LP	4.000%	3/1/31	45,628	40,188
	Cheniere Energy Partners LP	3.250%	1/31/32	38,004	31,288
[3]	Cheniere Energy Partners LP	5.950%	6/30/33	27,644	27,449
	Chevron Corp.	2.236%	5/11/30	39,585	34,045
	Chevron USA Inc.	3.250%	10/15/29	9,922	9,180
	Conoco Funding Co.	7.250%	10/15/31	7,807	8,777
	ConocoPhillips	2.400%	2/15/31	20,147	16,673
	ConocoPhillips	5.900%	10/15/32	8,051	8,519
	ConocoPhillips Co.	6.950%	4/15/29	34,608	37,998
	ConocoPhillips Co.	5.050%	9/15/33	27,058	26,758
	Coterra Energy Inc.	4.375%	3/15/29	10,798	10,209
	DCP Midstream Operating LP	5.125%	5/15/29	13,993	13,717
	DCP Midstream Operating LP	3.250%	2/15/32	13,884	11,586
	Devon Energy Corp.	4.500%	1/15/30	18,118	16,876
	Devon Energy Corp.	7.875%	9/30/31	11,643	12,997
	Devon Energy Corp.	7.950%	4/15/32	7,213	8,128
	Diamondback Energy Inc.	3.500%	12/1/29	28,459	25,759
	Diamondback Energy Inc.	3.125%	3/24/31	18,308	15,782
	Diamondback Energy Inc.	6.250%	3/15/33	22,029	22,813
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	10,004	8,716
	Enbridge Inc.	3.125%	11/15/29	19,372	17,212
	Enbridge Inc.	6.200%	11/15/30	17,130	17,807
	Enbridge Inc.	5.700%	3/8/33	61,273	61,292
	Enbridge Inc.	2.500%	8/1/33	16,423	12,825
	Energy Transfer LP	5.250%	4/15/29	45,369	44,603
	Energy Transfer LP	4.150%	9/15/29	9,526	8,833
	Energy Transfer LP	3.750%	5/15/30	40,690	36,537
	Energy Transfer LP	6.400%	12/1/30	7,580	7,874
	Energy Transfer LP	5.750%	2/15/33	38,196	37,999
	Energy Transfer LP	6.550%	12/1/33	3,350	3,508
	Enterprise Products Operating LLC	4.150%	10/16/28	7,259	7,011
	Enterprise Products Operating LLC	3.125%	7/31/29	24,474	22,161
	Enterprise Products Operating LLC	2.800%	1/31/30	30,376	26,673
	Enterprise Products Operating LLC	5.350%	1/31/33	24,441	24,677
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	15,708	17,560
	EOG Resources Inc.	4.375%	4/15/30	13,030	12,622
	EQT Corp.	5.000%	1/15/29	8,999	8,707
	EQT Corp.	7.000%	2/1/30	15,686	16,455
	Exxon Mobil Corp.	2.440%	8/16/29	24,713	21,834
	Exxon Mobil Corp.	3.482%	3/19/30	48,206	44,636
	Exxon Mobil Corp.	2.610%	10/15/30	40,145	34,985
	Halliburton Co.	2.920%	3/1/30	30,356	26,608
	Helmerich & Payne Inc.	2.900%	9/29/31	12,748	10,359
	Hess Corp.	7.875%	10/1/29	6,268	7,062
	Hess Corp.	7.300%	8/15/31	7,192	8,122
	Hess Corp.	7.125%	3/15/33	12,900	14,617
	HF Sinclair Corp.	4.500%	10/1/30	5,652	5,092
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	3,114	3,344
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,460	2,683
	Kinder Morgan Inc.	2.000%	2/15/31	27,014	21,480
[1]	Kinder Morgan Inc.	7.800%	8/1/31	8,328	9,210
[1]	Kinder Morgan Inc.	7.750%	1/15/32	20,949	23,300
	Kinder Morgan Inc.	4.800%	2/1/33	16,829	15,660
	Kinder Morgan Inc.	5.200%	6/1/33	46,913	44,944
	Magellan Midstream Partners LP	3.250%	6/1/30	6,380	5,613
	Marathon Oil Corp.	6.800%	3/15/32	13,295	13,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.800%	2/15/29	20,065	19,456
	MPLX LP	2.650%	8/15/30	38,487	32,182
	MPLX LP	4.950%	9/1/32	25,273	23,928
	MPLX LP	5.000%	3/1/33	24,826	23,434
	NOV Inc.	3.600%	12/1/29	11,567	10,361
	Occidental Petroleum Corp.	8.875%	7/15/30	22,484	25,681
	Occidental Petroleum Corp.	6.625%	9/1/30	33,705	34,861
	Occidental Petroleum Corp.	6.125%	1/1/31	26,624	26,919
	Occidental Petroleum Corp.	7.500%	5/1/31	19,405	21,085
	Occidental Petroleum Corp.	7.875%	9/15/31	11,083	12,259
	ONEOK Inc.	4.350%	3/15/29	25,859	24,412
	ONEOK Inc.	3.400%	9/1/29	5,685	5,077
	ONEOK Inc.	3.100%	3/15/30	23,948	20,784
	ONEOK Inc.	5.800%	11/1/30	10,795	10,868
	ONEOK Inc.	6.350%	1/15/31	8,076	8,347
	ONEOK Inc.	6.100%	11/15/32	21,982	22,418
	ONEOK Inc.	6.050%	9/1/33	33,643	34,243
	Ovintiv Inc.	8.125%	9/15/30	2,142	2,379
	Ovintiv Inc.	7.200%	11/1/31	14,481	15,265
	Ovintiv Inc.	7.375%	11/1/31	11,472	12,297
	Ovintiv Inc.	6.250%	7/15/33	12,678	12,657
	Patterson-UTI Energy Inc.	5.150%	11/15/29	8,139	7,541
	Patterson-UTI Energy Inc.	7.150%	10/1/33	9,343	9,532
	Phillips 66	2.150%	12/15/30	16,832	13,710
	Phillips 66 Co.	3.150%	12/15/29	11,394	10,075
	Phillips 66 Co.	5.300%	6/30/33	12,349	12,223
	Pioneer Natural Resources Co.	1.900%	8/15/30	38,696	31,754
	Pioneer Natural Resources Co.	2.150%	1/15/31	29,526	24,335
	Plains All American Pipeline LP	3.550%	12/15/29	31,836	28,431
	Plains All American Pipeline LP	3.800%	9/15/30	19,475	17,368
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	40,666	38,400
	Schlumberger Investment SA	2.650%	6/26/30	28,424	24,770
	Schlumberger Investment SA	4.850%	5/15/33	12,827	12,540
	Shell International Finance BV	3.875%	11/13/28	18,941	18,197
	Shell International Finance BV	2.375%	11/7/29	34,997	30,597
	Shell International Finance BV	2.750%	4/6/30	37,936	33,680
	Suncor Energy Inc.	7.150%	2/1/32	19,989	21,658
	Targa Resources Corp.	6.150%	3/1/29	22,870	23,375
	Targa Resources Corp.	4.200%	2/1/33	19,697	17,388
	Targa Resources Corp.	6.125%	3/15/33	16,193	16,474
	Targa Resources Partners LP	6.875%	1/15/29	17,484	17,780
	Targa Resources Partners LP	5.500%	3/1/30	24,500	23,696
	Targa Resources Partners LP	4.875%	2/1/31	24,798	23,087
	Targa Resources Partners LP	4.000%	1/15/32	23,720	20,635
	Texas Eastern Transmission LP	7.000%	7/15/32	2,368	2,573
	TotalEnergies Capital International SA	3.455%	2/19/29	27,563	25,858
	TotalEnergies Capital International SA	2.829%	1/10/30	24,586	21,920
	TransCanada PipeLines Ltd.	4.100%	4/15/30	31,048	28,605
	TransCanada PipeLines Ltd.	2.500%	10/12/31	20,274	16,314
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	18,318	16,175
	Valero Energy Corp.	4.000%	4/1/29	3,653	3,443
	Valero Energy Corp.	2.800%	12/1/31	24,228	19,834
	Valero Energy Corp.	7.500%	4/15/32	9,709	10,884
	Western Midstream Operating LP	4.750%	8/15/28	2,531	2,432
	Western Midstream Operating LP	4.050%	2/1/30	29,731	26,972
	Western Midstream Operating LP	6.150%	4/1/33	16,895	17,027
	Williams Cos. Inc.	3.500%	11/15/30	24,648	21,910
[1]	Williams Cos. Inc.	7.500%	1/15/31	2,008	2,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	2.600%	3/15/31	44,688	36,839
	Williams Cos. Inc.	8.750%	3/15/32	9,140	10,698
	Williams Cos. Inc.	4.650%	8/15/32	17,541	16,455
	Williams Cos. Inc.	5.650%	3/15/33	16,973	17,039
					2,578,774
Financials (30.5%)
	ACE Capital Trust II	9.700%	4/1/30	2,878	3,327
[1]	Aegon Ltd.	5.500%	4/11/48	9,857	9,165
	AerCap Ireland Capital DAC	6.150%	9/30/30	11,350	11,443
	AerCap Ireland Capital DAC	3.300%	1/30/32	109,174	90,550
	AerCap Ireland Capital DAC	3.400%	10/29/33	34,607	28,026
	Affiliated Managers Group Inc.	3.300%	6/15/30	8,107	6,962
[4]	Aflac Inc.	3.600%	4/1/30	27,724	25,493
	Air Lease Corp.	4.625%	10/1/28	43	41
	Air Lease Corp.	3.250%	10/1/29	10,862	9,535
[1]	Air Lease Corp.	3.000%	2/1/30	10,545	8,987
	Air Lease Corp.	3.125%	12/1/30	12,788	10,755
[1]	Air Lease Corp.	2.875%	1/15/32	15,377	12,477
	Alleghany Corp.	3.625%	5/15/30	11,984	10,960
	Allstate Corp.	1.450%	12/15/30	11,841	9,130
	Allstate Corp.	5.250%	3/30/33	19,204	18,926
	Allstate Corp.	5.350%	6/1/33	5,437	5,369
[1]	Ally Financial Inc.	8.000%	11/1/31	44,960	47,499
	Ally Financial Inc.	8.000%	11/1/31	7,637	8,047
	American Express Co.	4.050%	5/3/29	24,013	23,038
	American Express Co.	6.489%	10/30/31	23,910	25,175
	American Express Co.	4.989%	5/26/33	13,713	13,206
	American Express Co.	4.420%	8/3/33	31,760	29,565
	American Express Co.	5.043%	5/1/34	30,198	29,113
	American Express Co.	5.625%	7/28/34	11,955	11,818
	American Financial Group Inc.	5.250%	4/2/30	6,587	6,408
	American International Group Inc.	4.250%	3/15/29	4,511	4,247
	American International Group Inc.	3.400%	6/30/30	3,747	3,329
	American International Group Inc.	5.125%	3/27/33	17,971	17,494
	Ameriprise Financial Inc.	5.700%	12/15/28	8,000	8,187
	Ameriprise Financial Inc.	4.500%	5/13/32	11,102	10,574
	Ameriprise Financial Inc.	5.150%	5/15/33	23,024	22,519
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	3,190	2,769
	Aon Corp.	4.500%	12/15/28	8,140	7,873
	Aon Corp.	3.750%	5/2/29	17,794	16,614
	Aon Corp.	2.800%	5/15/30	30,413	26,218
	Aon Corp.	2.050%	8/23/31	6,866	5,401
	Aon Corp.	2.600%	12/2/31	6,498	5,308
	Aon Corp.	5.000%	9/12/32	18,800	18,198
	Aon Corp.	5.350%	2/28/33	13,740	13,637
	Apollo Global Management Inc.	6.375%	11/15/33	13,500	13,890
	Ares Capital Corp.	3.200%	11/15/31	14,199	11,234
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,689	5,329
	Arthur J Gallagher & Co.	5.500%	3/2/33	7,825	7,694
	Assurant Inc.	4.900%	3/27/28	1	—
	Assurant Inc.	3.700%	2/22/30	11,794	10,278
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	10,785	9,092
	Athene Holding Ltd.	6.150%	4/3/30	9,545	9,683
	Athene Holding Ltd.	3.500%	1/15/31	20,030	16,987
	Athene Holding Ltd.	6.650%	2/1/33	4,653	4,819
	AXA SA	8.600%	12/15/30	18,510	21,844
	AXIS Specialty Finance LLC	3.900%	7/15/29	12,566	11,496
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,171	1,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	17,400	18,029
	Banco Santander SA	3.306%	6/27/29	23,844	21,192
	Banco Santander SA	3.490%	5/28/30	20,029	17,342
	Banco Santander SA	2.749%	12/3/30	53,248	41,688
	Banco Santander SA	2.958%	3/25/31	10,660	8,741
	Banco Santander SA	3.225%	11/22/32	6,378	4,988
	Banco Santander SA	6.921%	8/8/33	46,605	46,300
	Banco Santander SA	6.938%	11/7/33	34,800	36,836
[1]	Bank of America Corp.	3.419%	12/20/28	1	1
[1]	Bank of America Corp.	3.974%	2/7/30	68,181	63,020
[1]	Bank of America Corp.	3.194%	7/23/30	52,205	45,879
[1]	Bank of America Corp.	2.884%	10/22/30	46,702	40,118
[1]	Bank of America Corp.	2.496%	2/13/31	77,098	64,061
[1]	Bank of America Corp.	2.592%	4/29/31	68,950	57,318
[1]	Bank of America Corp.	1.898%	7/23/31	54,637	42,883
[1]	Bank of America Corp.	1.922%	10/24/31	63,592	49,749
[1]	Bank of America Corp.	2.651%	3/11/32	50,160	40,771
	Bank of America Corp.	2.687%	4/22/32	101,900	82,840
	Bank of America Corp.	2.299%	7/21/32	89,739	70,469
	Bank of America Corp.	2.572%	10/20/32	80,716	64,261
[1]	Bank of America Corp.	2.972%	2/4/33	82,406	67,301
	Bank of America Corp.	4.571%	4/27/33	87,106	79,957
[1]	Bank of America Corp.	5.015%	7/22/33	121,591	115,538
	Bank of America Corp.	5.288%	4/25/34	123,238	118,514
	Bank of America Corp.	5.872%	9/15/34	88,852	89,150
	Bank of America Corp.	2.482%	9/21/36	53,421	40,365
	Bank of America Corp.	3.846%	3/8/37	48,290	40,769
	Bank of Montreal	3.088%	1/10/37	31,277	24,056
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	17,187	15,446
	Bank of New York Mellon Corp.	4.596%	7/26/30	15,849	15,233
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	2,493	1,979
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	21,314	16,632
	Bank of New York Mellon Corp.	2.500%	1/26/32	3,336	2,727
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	26,198	23,966
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	44,691	45,527
	Bank of New York Mellon Corp.	4.706%	2/1/34	22,364	20,960
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	20,410	19,414
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	18,250	19,359
	Bank of Nova Scotia	4.850%	2/1/30	32,075	30,979
	Bank of Nova Scotia	2.150%	8/1/31	5,302	4,208
	Bank of Nova Scotia	2.450%	2/2/32	9,090	7,244
[2]	Bank of Nova Scotia	5.650%	2/1/34	11,710	11,627
	Bank of Nova Scotia	4.588%	5/4/37	27,085	23,037
	BankUnited Inc.	5.125%	6/11/30	7,656	6,691
[1]	Barclays plc	5.088%	6/20/30	35,143	32,255
	Barclays plc	2.645%	6/24/31	8,478	6,826
	Barclays plc	2.667%	3/10/32	21,920	17,289
	Barclays plc	2.894%	11/24/32	27,737	21,807
	Barclays plc	5.746%	8/9/33	30,689	29,539
	Barclays plc	7.437%	11/2/33	57,810	61,595
	Barclays plc	6.224%	5/9/34	33,935	33,353
	Barclays plc	7.119%	6/27/34	39,390	39,284
	Barclays plc	6.692%	9/13/34	40,212	40,978
	Barclays plc	3.564%	9/23/35	18,225	14,641
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	12,196	10,313
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	14,897	12,089
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	26,296	22,761
	BlackRock Inc.	3.250%	4/30/29	31,306	29,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BlackRock Inc.	2.400%	4/30/30	24,463	21,176
	BlackRock Inc.	1.900%	1/28/31	31,254	25,404
	BlackRock Inc.	2.100%	2/25/32	21,350	17,130
	BlackRock Inc.	4.750%	5/25/33	28,667	27,890
	Blackstone Private Credit Fund	4.000%	1/15/29	16,408	14,403
[2,3]	Blue Owl Credit Income Corp.	7.750%	1/15/29	11,000	10,927
	Brighthouse Financial Inc.	5.625%	5/15/30	10,830	10,621
	Brookfield Capital Finance LLC	6.087%	6/14/33	11,496	11,524
	Brookfield Finance I UK plc	2.340%	1/30/32	11,763	9,049
	Brookfield Finance Inc.	4.850%	3/29/29	30,637	29,545
	Brookfield Finance Inc.	4.350%	4/15/30	13,924	12,877
	Brookfield Finance Inc.	2.724%	4/15/31	10,473	8,547
[2]	Brookfield Finance Inc.	6.350%	1/5/34	4,985	5,025
	Brown & Brown Inc.	4.500%	3/15/29	8,722	8,235
	Brown & Brown Inc.	2.375%	3/15/31	18,483	14,701
	Brown & Brown Inc.	4.200%	3/17/32	14,732	13,065
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	22,290	19,542
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	21,642	22,074
	Capital One Financial Corp.	3.273%	3/1/30	43,190	37,129
	Capital One Financial Corp.	5.247%	7/26/30	4,635	4,364
[1]	Capital One Financial Corp.	7.624%	10/30/31	21,957	22,968
	Capital One Financial Corp.	2.359%	7/29/32	24,915	17,746
	Capital One Financial Corp.	2.618%	11/2/32	18,967	14,250
	Capital One Financial Corp.	5.268%	5/10/33	37,987	34,885
	Capital One Financial Corp.	5.817%	2/1/34	33,909	31,802
	Capital One Financial Corp.	6.377%	6/8/34	34,392	33,494
	Cboe Global Markets Inc.	1.625%	12/15/30	12,480	9,924
	Cboe Global Markets Inc.	3.000%	3/16/32	7,028	5,972
	Charles Schwab Corp.	4.000%	2/1/29	16,476	15,470
	Charles Schwab Corp.	3.250%	5/22/29	17,246	15,440
	Charles Schwab Corp.	2.750%	10/1/29	9,633	8,273
	Charles Schwab Corp.	4.625%	3/22/30	6,106	5,835
	Charles Schwab Corp.	1.650%	3/11/31	17,454	13,382
	Charles Schwab Corp.	2.300%	5/13/31	32,671	26,124
	Charles Schwab Corp.	1.950%	12/1/31	12,700	9,702
	Charles Schwab Corp.	2.900%	3/3/32	6,991	5,718
	Charles Schwab Corp.	5.853%	5/19/34	34,812	34,360
	Charles Schwab Corp.	6.136%	8/24/34	32,865	32,949
	Chubb INA Holdings Inc.	1.375%	9/15/30	28,409	22,412
	CI Financial Corp.	3.200%	12/17/30	22,846	17,485
[1]	Citigroup Inc.	3.980%	3/20/30	48,434	44,696
[1]	Citigroup Inc.	2.976%	11/5/30	45,764	39,550
[1]	Citigroup Inc.	2.666%	1/29/31	57,767	48,448
[1]	Citigroup Inc.	4.412%	3/31/31	108,567	100,693
[1]	Citigroup Inc.	2.572%	6/3/31	84,065	69,438
	Citigroup Inc.	2.561%	5/1/32	64,946	52,261
	Citigroup Inc.	6.625%	6/15/32	16,858	17,771
	Citigroup Inc.	2.520%	11/3/32	31,286	24,774
	Citigroup Inc.	3.057%	1/25/33	76,943	63,103
	Citigroup Inc.	3.785%	3/17/33	83,555	72,332
	Citigroup Inc.	4.910%	5/24/33	51,914	48,852
	Citigroup Inc.	6.000%	10/31/33	2,790	2,836
	Citigroup Inc.	6.270%	11/17/33	66,401	68,506
	Citigroup Inc.	6.174%	5/25/34	88,730	88,026
	Citizens Financial Group Inc.	2.500%	2/6/30	6,679	5,340
	Citizens Financial Group Inc.	3.250%	4/30/30	17,912	14,956
	Citizens Financial Group Inc.	2.638%	9/30/32	8,428	6,081
	Citizens Financial Group Inc.	5.641%	5/21/37	8,427	7,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CME Group Inc.	2.650%	3/15/32	13,068	11,106
	CNA Financial Corp.	3.900%	5/1/29	11,625	10,804
	CNA Financial Corp.	2.050%	8/15/30	5,953	4,790
	CNA Financial Corp.	5.500%	6/15/33	2,200	2,171
	CNO Financial Group Inc.	5.250%	5/30/29	11,424	10,952
	Comerica Bank	5.332%	8/25/33	10,695	9,210
	Comerica Inc.	4.000%	2/1/29	11,870	10,505
	Corebridge Financial Inc.	3.850%	4/5/29	19,390	17,766
	Corebridge Financial Inc.	3.900%	4/5/32	42,066	36,890
[3]	Corebridge Financial Inc.	6.050%	9/15/33	11,725	11,865
	Credit Suisse USA Inc.	7.125%	7/15/32	18,370	20,101
	Deutsche Bank AG	5.882%	7/8/31	9,984	9,088
[1]	Deutsche Bank AG	3.547%	9/18/31	31,335	26,263
	Deutsche Bank AG	3.729%	1/14/32	29,551	23,191
	Deutsche Bank AG	3.035%	5/28/32	20,436	16,302
	Deutsche Bank AG	3.742%	1/7/33	28,979	22,173
	Deutsche Bank AG	7.079%	2/10/34	34,210	32,823
[1]	Discover Bank	2.700%	2/6/30	6,289	5,006
	Discover Financial Services	6.700%	11/29/32	18,194	18,032
	Discover Financial Services	7.964%	11/2/34	26,131	27,460
	Enstar Group Ltd.	4.950%	6/1/29	8,077	7,656
	Enstar Group Ltd.	3.100%	9/1/31	21,116	16,700
	Equitable Holdings Inc.	5.594%	1/11/33	12,165	11,960
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	14,943	13,906
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	12,910	10,938
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	17,377	16,874
	Fidelity National Financial Inc.	4.500%	8/15/28	13,460	12,726
	Fidelity National Financial Inc.	3.400%	6/15/30	10,355	8,954
	Fidelity National Financial Inc.	2.450%	3/15/31	13,636	10,812
	Fifth Third Bancorp	4.772%	7/28/30	23,475	21,935
	Fifth Third Bancorp	4.337%	4/25/33	17,702	15,532
	First American Financial Corp.	4.000%	5/15/30	9,649	8,395
	First American Financial Corp.	2.400%	8/15/31	15,145	11,492
[1]	First Horizon Bank	5.750%	5/1/30	10,810	9,714
	Franklin Resources Inc.	1.600%	10/30/30	19,559	15,200
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	FS KKR Capital Corp.	7.875%	1/15/29	9,351	9,517
	GATX Corp.	4.700%	4/1/29	11,670	11,163
	GATX Corp.	4.000%	6/30/30	15,755	14,071
	GATX Corp.	1.900%	6/1/31	5,231	3,947
	GATX Corp.	3.500%	6/1/32	5,138	4,277
	GATX Corp.	4.900%	3/15/33	2,419	2,265
	GATX Corp.	5.450%	9/15/33	10,425	9,982
	GE Capital Funding LLC	4.550%	5/15/32	20,496	19,265
	Global Payments Inc.	3.200%	8/15/29	35,058	30,914
	Global Payments Inc.	5.300%	8/15/29	5,843	5,733
	Global Payments Inc.	2.900%	5/15/30	25,837	22,027
	Global Payments Inc.	2.900%	11/15/31	21,399	17,576
	Global Payments Inc.	5.400%	8/15/32	14,776	14,468
	Globe Life Inc.	2.150%	8/15/30	3,391	2,723
	Globe Life Inc.	4.800%	6/15/32	9,230	8,656
	Goldman Sachs Group Inc.	2.600%	2/7/30	40,675	34,488
	Goldman Sachs Group Inc.	3.800%	3/15/30	60,006	54,392
	Goldman Sachs Group Inc.	1.992%	1/27/32	49,513	38,391
	Goldman Sachs Group Inc.	2.615%	4/22/32	102,907	82,909
	Goldman Sachs Group Inc.	2.383%	7/21/32	101,825	80,228
	Goldman Sachs Group Inc.	2.650%	10/21/32	70,679	56,386
	Goldman Sachs Group Inc.	6.125%	2/15/33	11,790	12,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.102%	2/24/33	89,781	74,068
	Goldman Sachs Group Inc.	6.561%	10/24/34	28,535	30,157
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,332	4,174
	Hartford Financial Services Group Inc.	2.800%	8/19/29	14,754	12,998
	HSBC Holdings plc	4.950%	3/31/30	50,479	48,880
[1]	HSBC Holdings plc	3.973%	5/22/30	66,453	60,447
[1]	HSBC Holdings plc	2.848%	6/4/31	35,118	29,183
[1]	HSBC Holdings plc	2.357%	8/18/31	33,357	26,715
	HSBC Holdings plc	2.804%	5/24/32	73,618	59,068
	HSBC Holdings plc	2.871%	11/22/32	41,043	32,705
	HSBC Holdings plc	4.762%	3/29/33	60,019	52,877
	HSBC Holdings plc	5.402%	8/11/33	56,203	54,036
	HSBC Holdings plc	8.113%	11/3/33	44,821	48,927
	HSBC Holdings plc	6.254%	3/9/34	48,956	49,803
	HSBC Holdings plc	6.547%	6/20/34	42,832	42,443
	HSBC Holdings plc	7.399%	11/13/34	34,768	36,179
	Huntington Bancshares Inc.	2.550%	2/4/30	20,757	17,066
	Huntington Bancshares Inc.	5.023%	5/17/33	16,291	14,856
	Huntington Bancshares Inc.	2.487%	8/15/36	7,067	5,118
	Huntington National Bank	5.650%	1/10/30	20,315	19,730
	ING Groep NV	4.050%	4/9/29	14,122	13,180
	ING Groep NV	2.727%	4/1/32	13,233	10,776
	ING Groep NV	4.252%	3/28/33	26,050	23,268
	ING Groep NV	6.114%	9/11/34	29,710	29,809
	Intercontinental Exchange Inc.	4.350%	6/15/29	27,465	26,485
	Intercontinental Exchange Inc.	2.100%	6/15/30	31,464	26,083
	Intercontinental Exchange Inc.	1.850%	9/15/32	34,461	26,321
	Intercontinental Exchange Inc.	4.600%	3/15/33	35,723	34,063
	Jackson Financial Inc.	3.125%	11/23/31	10,469	8,328
	Jackson Financial Inc.	5.670%	6/8/32	3,664	3,562
	Jefferies Financial Group Inc.	4.150%	1/23/30	30,008	27,227
	Jefferies Financial Group Inc.	2.625%	10/15/31	22,604	17,801
	Jefferies Financial Group Inc.	2.750%	10/15/32	11,894	9,275
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	74
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	62,280	59,597
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	47,239	43,255
	JPMorgan Chase & Co.	4.565%	6/14/30	45,106	43,179
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	86,528	74,715
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	69,609	65,820
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	48,628	40,783
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	70,445	59,889
	JPMorgan Chase & Co.	1.764%	11/19/31	28,537	22,347
	JPMorgan Chase & Co.	1.953%	2/4/32	68,040	53,450
	JPMorgan Chase & Co.	2.580%	4/22/32	94,846	77,545
	JPMorgan Chase & Co.	2.545%	11/8/32	87,878	70,663
	JPMorgan Chase & Co.	2.963%	1/25/33	98,385	81,315
	JPMorgan Chase & Co.	4.586%	4/26/33	57,950	53,842
	JPMorgan Chase & Co.	4.912%	7/25/33	134,801	128,061
	JPMorgan Chase & Co.	5.717%	9/14/33	81,313	80,913
	JPMorgan Chase & Co.	5.350%	6/1/34	79,043	77,242
	JPMorgan Chase & Co.	6.254%	10/23/34	60,354	63,086
	Kemper Corp.	2.400%	9/30/30	9,577	7,116
	Kemper Corp.	3.800%	2/23/32	9,391	7,375
[1]	KeyBank NA	3.900%	4/13/29	7,444	6,170
[1]	KeyBank NA	4.900%	8/8/32	18,610	15,161
	KeyBank NA	5.000%	1/26/33	23,165	20,311
[1]	KeyCorp	2.550%	10/1/29	17,005	13,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	KeyCorp	4.789%	6/1/33	16,645	14,387
	Lazard Group LLC	4.375%	3/11/29	7,450	6,976
	Lincoln National Corp.	3.050%	1/15/30	11,389	9,537
	Lincoln National Corp.	3.400%	1/15/31	8,254	6,890
	Lincoln National Corp.	3.400%	3/1/32	7,056	5,699
	Lloyds Banking Group plc	4.976%	8/11/33	30,084	27,943
	Lloyds Banking Group plc	7.953%	11/15/33	24,512	26,475
	Loews Corp.	3.200%	5/15/30	11,350	10,059
	M&T Bank Corp.	5.053%	1/27/34	25,718	22,993
	Manulife Financial Corp.	3.703%	3/16/32	17,197	15,507
	Markel Group Inc.	3.350%	9/17/29	5,629	5,044
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	39,259	38,220
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	21,616	17,993
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	10,278	8,380
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	15,411	16,045
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	13,101	13,335
	Mastercard Inc.	2.950%	6/1/29	23,681	21,644
	Mastercard Inc.	3.350%	3/26/30	42,452	39,239
	Mastercard Inc.	1.900%	3/15/31	10,984	9,047
	Mastercard Inc.	2.000%	11/18/31	23,168	18,838
	Mastercard Inc.	4.850%	3/9/33	19,843	19,765
	MetLife Inc.	4.550%	3/23/30	23,176	22,638
	MetLife Inc.	6.500%	12/15/32	5,956	6,482
	MetLife Inc.	5.375%	7/15/33	25,821	25,729
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	31,794	29,619
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	38,600	34,454
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	31,428	26,621
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	35,523	28,835
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	51,391	41,042
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	17,654	14,186
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	26,304	21,604
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	16,750	15,363
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	47,058	45,742
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	17,413	17,353
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	15,056	14,974
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	21,927	21,709
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	21,439	18,753
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	15,670	13,442
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	6,562	5,419
	Mizuho Financial Group Inc.	5.739%	5/27/31	18,507	18,458
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	24,018	19,300
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	29,432	23,158
	Mizuho Financial Group Inc.	2.564%	9/13/31	21,604	16,903
	Mizuho Financial Group Inc.	2.172%	5/22/32	13,591	10,615
	Mizuho Financial Group Inc.	2.260%	7/9/32	10,845	8,489
	Mizuho Financial Group Inc.	5.669%	9/13/33	19,298	19,179
	Mizuho Financial Group Inc.	5.754%	5/27/34	16,125	16,115
	Mizuho Financial Group Inc.	5.748%	7/6/34	27,695	27,590
	Morgan Stanley	1.593%	5/4/27	11	10
[1]	Morgan Stanley	4.431%	1/23/30	60,100	57,051
[1]	Morgan Stanley	2.699%	1/22/31	82,227	69,461
[1]	Morgan Stanley	3.622%	4/1/31	66,350	58,911
[1]	Morgan Stanley	1.794%	2/13/32	62,258	47,720
	Morgan Stanley	7.250%	4/1/32	19,444	22,152
[1]	Morgan Stanley	1.928%	4/28/32	62,300	47,899
[1]	Morgan Stanley	2.239%	7/21/32	81,398	63,699
[1]	Morgan Stanley	2.511%	10/20/32	57,786	45,863
	Morgan Stanley	2.943%	1/21/33	56,443	46,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.889%	7/20/33	52,573	49,213
	Morgan Stanley	6.342%	10/18/33	82,098	85,005
[1]	Morgan Stanley	5.250%	4/21/34	75,934	72,765
[1]	Morgan Stanley	5.424%	7/21/34	67,675	65,595
	Morgan Stanley	6.627%	11/1/34	21,429	22,711
	Morgan Stanley	2.484%	9/16/36	70,540	53,250
	Morgan Stanley	5.297%	4/20/37	41,095	38,140
	Morgan Stanley	5.948%	1/19/38	49,720	48,239
	Nasdaq Inc.	1.650%	1/15/31	16,115	12,653
[1]	NatWest Group plc	5.076%	1/27/30	41,460	39,668
[1]	NatWest Group plc	4.445%	5/8/30	35,671	32,922
	NatWest Group plc	6.016%	3/2/34	21,711	21,696
[1]	NatWest Group plc	3.032%	11/28/35	17,939	13,997
	Nomura Holdings Inc.	2.710%	1/22/29	8,301	7,134
	Nomura Holdings Inc.	5.605%	7/6/29	3,199	3,162
	Nomura Holdings Inc.	3.103%	1/16/30	49,441	42,191
	Nomura Holdings Inc.	2.679%	7/16/30	19,337	15,866
	Nomura Holdings Inc.	2.608%	7/14/31	23,153	18,368
	Nomura Holdings Inc.	2.999%	1/22/32	27,316	22,029
	Nomura Holdings Inc.	6.181%	1/18/33	17,984	18,388
	Nomura Holdings Inc.	6.087%	7/12/33	3,839	3,903
	Northern Trust Corp.	3.150%	5/3/29	10,516	9,560
	Northern Trust Corp.	1.950%	5/1/30	24,187	19,994
	Northern Trust Corp.	6.125%	11/2/32	26,057	26,847
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	5,000	4,997
	ORIX Corp.	3.700%	7/18/27	1	1
	ORIX Corp.	2.250%	3/9/31	12,201	9,955
	ORIX Corp.	4.000%	4/13/32	14,663	13,242
	ORIX Corp.	5.200%	9/13/32	11,690	11,513
	PartnerRe Finance B LLC	3.700%	7/2/29	10,930	10,021
	PartnerRe Finance B LLC	4.500%	10/1/50	10,394	8,673
	PayPal Holdings Inc.	2.850%	10/1/29	39,799	35,345
	PayPal Holdings Inc.	2.300%	6/1/30	27,811	23,533
	PayPal Holdings Inc.	4.400%	6/1/32	22,616	21,586
[1]	PNC Bank NA	2.700%	10/22/29	14,844	12,470
	PNC Financial Services Group Inc.	3.450%	4/23/29	47,608	43,361
	PNC Financial Services Group Inc.	2.550%	1/22/30	30,368	25,676
	PNC Financial Services Group Inc.	2.307%	4/23/32	20,475	16,671
	PNC Financial Services Group Inc.	4.626%	6/6/33	15,156	13,517
	PNC Financial Services Group Inc.	6.037%	10/28/33	40,836	40,923
	PNC Financial Services Group Inc.	5.068%	1/24/34	35,275	33,061
	PNC Financial Services Group Inc.	5.939%	8/18/34	16,845	16,759
	PNC Financial Services Group Inc.	6.875%	10/20/34	55,117	58,579
	Primerica Inc.	2.800%	11/19/31	15,119	12,227
	Principal Financial Group Inc.	3.700%	5/15/29	14,818	13,631
	Principal Financial Group Inc.	2.125%	6/15/30	7,399	6,055
	Principal Financial Group Inc.	5.375%	3/15/33	12,882	12,683
	Progressive Corp.	4.000%	3/1/29	11,490	11,027
	Progressive Corp.	6.625%	3/1/29	6,103	6,550
	Progressive Corp.	3.200%	3/26/30	11,501	10,232
	Progressive Corp.	3.000%	3/15/32	11,658	10,027
	Progressive Corp.	6.250%	12/1/32	6,324	6,744
	Progressive Corp.	4.950%	6/15/33	17,598	17,294
[1]	Prudential Financial Inc.	2.100%	3/10/30	5,886	4,957
[1]	Prudential Financial Inc.	5.750%	7/15/33	10,169	10,611
[1]	Prudential Financial Inc.	5.700%	9/15/48	12,567	11,688
[1]	Prudential Financial Inc.	3.700%	10/1/50	22,540	18,600
	Prudential Financial Inc.	5.125%	3/1/52	22,973	20,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	6.000%	9/1/52	26,452	25,032
	Prudential Financial Inc.	6.750%	3/1/53	5,042	5,014
	Prudential Funding Asia plc	3.125%	4/14/30	23,307	20,264
	Prudential Funding Asia plc	3.625%	3/24/32	8,102	7,018
	Raymond James Financial Inc.	4.650%	4/1/30	12,633	12,249
	Reinsurance Group of America Inc.	3.900%	5/15/29	17,123	15,716
	Reinsurance Group of America Inc.	3.150%	6/15/30	7,839	6,755
	Reinsurance Group of America Inc.	6.000%	9/15/33	6,591	6,662
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,426	3,105
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	18,569	18,193
[1]	Royal Bank of Canada	2.300%	11/3/31	41,614	33,421
	Royal Bank of Canada	3.875%	5/4/32	25,960	23,277
[1]	Royal Bank of Canada	5.000%	2/1/33	40,047	38,587
[1]	Royal Bank of Canada	5.000%	5/2/33	20,289	19,513
	Santander Holdings USA Inc.	7.660%	11/9/31	11,200	11,691
	Santander UK Group Holdings plc	2.896%	3/15/32	13,662	11,064
[1]	State Street Corp.	4.141%	12/3/29	9,604	9,136
	State Street Corp.	2.400%	1/24/30	19,934	17,177
	State Street Corp.	2.200%	3/3/31	28,253	22,551
	State Street Corp.	3.152%	3/30/31	11,736	10,258
	State Street Corp.	4.421%	5/13/33	10,688	9,922
	State Street Corp.	4.164%	8/4/33	22,445	20,247
	State Street Corp.	4.821%	1/26/34	16,263	15,284
	State Street Corp.	5.159%	5/18/34	25,109	24,191
[1]	State Street Corp.	3.031%	11/1/34	7,978	6,902
	State Street Corp.	6.123%	11/21/34	7,575	7,653
	Stewart Information Services Corp.	3.600%	11/15/31	15,316	11,416
	Stifel Financial Corp.	4.000%	5/15/30	10,645	9,306
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	59,123	52,150
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	8,183	7,225
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	5,422	4,668
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	33,710	33,948
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	33,838	28,913
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	48,155	39,146
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	22,408	17,906
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	8,933	6,909
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	12,292	9,719
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	39,515	40,171
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	25,603	25,945
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	29,961	30,472
	Synchrony Financial	5.150%	3/19/29	16,257	15,054
	Synchrony Financial	2.875%	10/28/31	15,607	11,564
[1]	Toronto-Dominion Bank	2.000%	9/10/31	9,717	7,689
[1]	Toronto-Dominion Bank	2.450%	1/12/32	19,131	15,325
[1]	Toronto-Dominion Bank	3.200%	3/10/32	39,659	33,457
	Toronto-Dominion Bank	4.456%	6/8/32	49,384	45,894
	Travelers Property Casualty Corp.	6.375%	3/15/33	6,115	6,711
[1]	Truist Bank	2.250%	3/11/30	28,142	22,267
[1]	Truist Financial Corp.	3.875%	3/19/29	22,624	20,579
[1]	Truist Financial Corp.	1.950%	6/5/30	9,953	7,958
[1]	Truist Financial Corp.	4.916%	7/28/33	24,014	21,255
[1]	Truist Financial Corp.	6.123%	10/28/33	25,495	25,145
[1]	Truist Financial Corp.	5.122%	1/26/34	31,885	29,308
[1]	Truist Financial Corp.	5.867%	6/8/34	39,577	38,605
	Unum Group	4.000%	6/15/29	9,494	8,745
[1]	US Bancorp	3.000%	7/30/29	15,724	13,623
[1]	US Bancorp	1.375%	7/22/30	28,684	21,996
[1]	US Bancorp	2.677%	1/27/33	21,321	16,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	US Bancorp	4.967%	7/22/33	29,815	26,697
	US Bancorp	5.850%	10/21/33	38,220	37,659
	US Bancorp	4.839%	2/1/34	43,357	39,677
	US Bancorp	5.836%	6/12/34	38,340	37,762
	US Bancorp	2.491%	11/3/36	35,215	26,065
	Visa Inc.	2.050%	4/15/30	31,790	27,121
	Visa Inc.	1.100%	2/15/31	23,912	18,772
	Webster Financial Corp.	4.100%	3/25/29	7,352	6,451
[1]	Wells Fargo & Co.	3.196%	6/17/27	184	173
[1]	Wells Fargo & Co.	4.150%	1/24/29	58,913	55,804
[1]	Wells Fargo & Co.	7.950%	11/15/29	3,210	3,489
[1]	Wells Fargo & Co.	2.879%	10/30/30	85,571	73,624
[1]	Wells Fargo & Co.	2.572%	2/11/31	79,681	66,593
[1]	Wells Fargo & Co.	4.478%	4/4/31	65,408	61,046
[1]	Wells Fargo & Co.	3.350%	3/2/33	88,418	74,038
[1]	Wells Fargo & Co.	4.897%	7/25/33	98,663	92,419
	Wells Fargo & Co.	5.389%	4/24/34	96,580	92,934
[1]	Wells Fargo & Co.	5.557%	7/25/34	94,215	91,672
	Wells Fargo & Co.	6.491%	10/23/34	56,905	59,504
	Western Union Co.	2.750%	3/15/31	4,976	3,953
	Westpac Banking Corp.	2.650%	1/16/30	19,395	16,847
	Westpac Banking Corp.	2.150%	6/3/31	32,668	26,647
	Westpac Banking Corp.	5.405%	8/10/33	18,952	17,821
	Westpac Banking Corp.	6.820%	11/17/33	17,000	17,722
	Westpac Banking Corp.	4.110%	7/24/34	30,756	27,211
	Westpac Banking Corp.	2.668%	11/15/35	31,922	24,803
	Westpac Banking Corp.	3.020%	11/18/36	31,741	24,592
	Willis North America Inc.	2.950%	9/15/29	18,168	15,898
	Willis North America Inc.	5.350%	5/15/33	19,261	18,819
	Wintrust Financial Corp.	4.850%	6/6/29	6,816	6,061
	Zions Bancorp NA	3.250%	10/29/29	11,511	8,956
					12,317,263
Health Care (9.1%)
	Abbott Laboratories	1.400%	6/30/30	7,237	5,935
	AbbVie Inc.	3.200%	11/21/29	125,393	113,877
	Adventist Health System	2.952%	3/1/29	5,494	4,839
	Adventist Health System	5.430%	3/1/32	7,985	7,883
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,458	6,190
	Agilent Technologies Inc.	2.750%	9/15/29	4,817	4,205
	Agilent Technologies Inc.	2.100%	6/4/30	10,088	8,321
	Agilent Technologies Inc.	2.300%	3/12/31	18,426	15,213
	Amgen Inc.	3.000%	2/22/29	21,778	19,841
	Amgen Inc.	4.050%	8/18/29	35,298	33,592
	Amgen Inc.	2.450%	2/21/30	25,612	22,008
	Amgen Inc.	5.250%	3/2/30	68,057	68,417
	Amgen Inc.	2.300%	2/25/31	28,155	23,326
	Amgen Inc.	2.000%	1/15/32	11,084	8,715
	Amgen Inc.	3.350%	2/22/32	20,420	17,925
	Amgen Inc.	4.200%	3/1/33	4,913	4,530
	Amgen Inc.	5.250%	3/2/33	122,007	120,798
[1]	Ascension Health	2.532%	11/15/29	14,776	12,870
	AstraZeneca Finance LLC	2.250%	5/28/31	24,643	20,518
	AstraZeneca Finance LLC	4.875%	3/3/33	14,651	14,571
	AstraZeneca plc	4.000%	1/17/29	31,031	29,959
	AstraZeneca plc	1.375%	8/6/30	34,678	27,911
	Banner Health	2.338%	1/1/30	5,960	5,021
	Banner Health	1.897%	1/1/31	6,387	5,067
	Baxter International Inc.	2.272%	12/1/28	36,696	31,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	3.950%	4/1/30	13,937	12,745
	Baxter International Inc.	1.730%	4/1/31	3,624	2,788
	Baxter International Inc.	2.539%	2/1/32	45,591	36,542
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	3,007	2,382
	Becton Dickinson & Co.	2.823%	5/20/30	21,646	18,715
	Becton Dickinson & Co.	1.957%	2/11/31	27,000	21,680
	Becton Dickinson & Co.	4.298%	8/22/32	8,881	8,250
	Biogen Inc.	2.250%	5/1/30	30,009	24,692
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	18,948	16,254
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	8,992	8,028
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	7,202	5,729
	Boston Scientific Corp.	2.650%	6/1/30	28,735	24,776
	Bristol-Myers Squibb Co.	3.400%	7/26/29	53,460	49,645
	Bristol-Myers Squibb Co.	1.450%	11/13/30	24,390	19,374
	Bristol-Myers Squibb Co.	5.750%	2/1/31	20,030	20,858
	Bristol-Myers Squibb Co.	2.950%	3/15/32	49,370	42,556
	Bristol-Myers Squibb Co.	5.900%	11/15/33	23,100	24,319
[1]	Cedars-Sinai Health System	2.288%	8/15/31	6,615	5,304
	Cencora Inc.	2.800%	5/15/30	11,344	9,769
	Cencora Inc.	2.700%	3/15/31	23,337	19,577
	Centene Corp.	4.625%	12/15/29	89,226	82,877
	Centene Corp.	3.375%	2/15/30	34,919	30,173
	Centene Corp.	3.000%	10/15/30	52,773	43,912
	Centene Corp.	2.500%	3/1/31	50,255	40,121
	Centene Corp.	2.625%	8/1/31	32,502	25,814
	Cigna Group	2.400%	3/15/30	28,620	24,275
	Cigna Group	2.375%	3/15/31	36,743	30,123
	Cigna Group	5.400%	3/15/33	18,393	18,365
	CommonSpirit Health	3.347%	10/1/29	22,014	19,497
	CVS Health Corp.	5.000%	1/30/29	22,022	21,906
	CVS Health Corp.	3.250%	8/15/29	32,851	29,567
	CVS Health Corp.	5.125%	2/21/30	42,041	41,442
	CVS Health Corp.	3.750%	4/1/30	38,446	35,198
	CVS Health Corp.	1.750%	8/21/30	28,213	22,535
	CVS Health Corp.	5.250%	1/30/31	17,189	17,091
	CVS Health Corp.	1.875%	2/28/31	42,476	33,596
	CVS Health Corp.	2.125%	9/15/31	14,059	11,153
	CVS Health Corp.	5.250%	2/21/33	44,388	43,667
	CVS Health Corp.	5.300%	6/1/33	20,252	19,945
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	17,665	15,146
	DH Europe Finance II Sarl	2.600%	11/15/29	18,561	16,253
	Elevance Health Inc.	4.101%	3/1/28	1	1
	Elevance Health Inc.	2.875%	9/15/29	24,890	22,123
	Elevance Health Inc.	2.250%	5/15/30	27,117	22,730
	Elevance Health Inc.	2.550%	3/15/31	32,950	27,477
	Elevance Health Inc.	4.100%	5/15/32	8,137	7,453
	Elevance Health Inc.	5.500%	10/15/32	10,329	10,429
	Elevance Health Inc.	4.750%	2/15/33	24,376	23,472
	Eli Lilly & Co.	3.375%	3/15/29	19,448	18,359
	Eli Lilly & Co.	4.700%	2/27/33	22,486	22,311
	GE HealthCare Technologies Inc.	5.857%	3/15/30	25,800	26,289
	GE HealthCare Technologies Inc.	5.905%	11/22/32	41,536	42,394
	Gilead Sciences Inc.	1.650%	10/1/30	24,070	19,460
	Gilead Sciences Inc.	5.250%	10/15/33	22,637	22,737
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1	1
	GlaxoSmithKline Capital plc	3.375%	6/1/29	18,861	17,659
	HCA Inc.	5.875%	2/1/29	24,085	24,304
	HCA Inc.	3.375%	3/15/29	12,580	11,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	4.125%	6/15/29	50,228	46,573
	HCA Inc.	3.500%	9/1/30	48,764	42,894
	HCA Inc.	2.375%	7/15/31	26,561	21,140
	HCA Inc.	3.625%	3/15/32	53,527	46,140
	HCA Inc.	5.500%	6/1/33	23,768	23,357
	Humana Inc.	5.750%	12/1/28	8,000	8,162
	Humana Inc.	3.700%	3/23/29	12,317	11,526
	Humana Inc.	3.125%	8/15/29	12,655	11,419
	Humana Inc.	4.875%	4/1/30	12,715	12,411
	Humana Inc.	2.150%	2/3/32	23,532	18,468
	Humana Inc.	5.875%	3/1/33	14,912	15,279
	Illumina Inc.	2.550%	3/23/31	12,391	9,826
[3]	IQVIA Inc.	6.250%	2/1/29	29,000	29,455
	Johnson & Johnson	6.950%	9/1/29	3,678	4,122
	Johnson & Johnson	1.300%	9/1/30	35,513	28,929
	Johnson & Johnson	4.950%	5/15/33	9,762	10,182
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,131	5,355
	Laboratory Corp. of America Holdings	2.700%	6/1/31	19,705	16,305
	McKesson Corp.	5.100%	7/15/33	15,761	15,524
	Medtronic Global Holdings SCA	4.500%	3/30/33	31,607	30,427
	Merck & Co. Inc.	1.900%	12/10/28	20,957	18,331
	Merck & Co. Inc.	3.400%	3/7/29	50,512	47,334
	Merck & Co. Inc.	4.300%	5/17/30	11,514	11,148
	Merck & Co. Inc.	1.450%	6/24/30	27,427	22,163
	Merck & Co. Inc.	2.150%	12/10/31	45,424	37,332
	Merck & Co. Inc.	4.500%	5/17/33	38,457	37,214
	Novartis Capital Corp.	2.200%	8/14/30	31,579	26,973
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	8,670	5,680
	OhioHealth Corp.	2.297%	11/15/31	7,790	6,291
	Pfizer Inc.	3.450%	3/15/29	53,846	50,759
	Pfizer Inc.	2.625%	4/1/30	34,695	30,480
	Pfizer Inc.	1.700%	5/28/30	15,918	13,226
	Pfizer Inc.	1.750%	8/18/31	17,229	13,761
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	71,658	70,316
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	116,787	113,564
	Pharmacia LLC	6.600%	12/1/28	14,801	15,816
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	7,291	5,704
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	14,452	12,266
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	13,855	13,561
	Quest Diagnostics Inc.	4.200%	6/30/29	8,322	7,929
	Quest Diagnostics Inc.	2.950%	6/30/30	25,954	22,320
	Quest Diagnostics Inc.	2.800%	6/30/31	9,505	7,981
	Quest Diagnostics Inc.	6.400%	11/30/33	10,196	10,804
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	27,069	21,522
	Revvity Inc.	3.300%	9/15/29	20,381	17,945
	Revvity Inc.	2.550%	3/15/31	8,205	6,655
	Revvity Inc.	2.250%	9/15/31	11,326	8,871
	Royalty Pharma plc	2.200%	9/2/30	14,913	12,042
	Royalty Pharma plc	2.150%	9/2/31	18,403	14,389
[1]	Rush Obligated Group	3.922%	11/15/29	4,256	3,932
	Smith & Nephew plc	2.032%	10/14/30	23,947	18,984
[1]	Stanford Health Care	3.310%	8/15/30	6,770	6,034
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	16,239	13,470
	Stryker Corp.	1.950%	6/15/30	19,371	15,996
[1]	Sutter Health	2.294%	8/15/30	15,805	12,990
	Sutter Health	5.164%	8/15/33	3,155	3,093
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	60,503	50,090
[2]	Thermo Fisher Scientific Inc.	5.000%	1/31/29	15,715	15,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	18,857	16,687
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	2,867	2,865
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	37,170	30,105
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	17,003	16,860
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	21,645	21,607
	UnitedHealth Group Inc.	3.875%	12/15/28	20,272	19,407
	UnitedHealth Group Inc.	4.250%	1/15/29	33,173	32,330
	UnitedHealth Group Inc.	4.000%	5/15/29	7,950	7,620
	UnitedHealth Group Inc.	2.875%	8/15/29	37,111	33,474
	UnitedHealth Group Inc.	5.300%	2/15/30	31,154	31,807
	UnitedHealth Group Inc.	2.000%	5/15/30	17,456	14,597
	UnitedHealth Group Inc.	2.300%	5/15/31	50,983	42,526
	UnitedHealth Group Inc.	4.200%	5/15/32	36,386	34,292
	UnitedHealth Group Inc.	5.350%	2/15/33	31,421	32,076
	UnitedHealth Group Inc.	4.500%	4/15/33	39,395	37,783
	Universal Health Services Inc.	2.650%	10/15/30	17,997	14,629
	Universal Health Services Inc.	2.650%	1/15/32	11,609	9,144
	UPMC	5.035%	5/15/33	12,015	11,796
	Viatris Inc.	2.700%	6/22/30	30,464	24,716
[2]	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	11,000	11,025
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	19,928	16,221
	Zoetis Inc.	2.000%	5/15/30	15,852	13,127
	Zoetis Inc.	5.600%	11/16/32	23,733	24,275
					3,677,549
Industrials (6.1%)
[1]	3M Co.	3.375%	3/1/29	20,778	18,997
	3M Co.	2.375%	8/26/29	19,620	16,773
	3M Co.	3.050%	4/15/30	9,534	8,374
	Acuity Brands Lighting Inc.	2.150%	12/15/30	12,217	9,779
	Allegion plc	3.500%	10/1/29	9,461	8,551
	Allegion US Holding Co. Inc.	5.411%	7/1/32	14,099	13,754
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	2,295	1,863
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,373	5,628
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	9,573	8,625
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	9,448	8,353
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	10,885	9,153
	Amphenol Corp.	4.350%	6/1/29	6,311	6,113
	Amphenol Corp.	2.800%	2/15/30	24,143	21,141
	Amphenol Corp.	2.200%	9/15/31	17,932	14,501
	Boeing Co.	3.200%	3/1/29	33,812	30,610
	Boeing Co.	2.950%	2/1/30	16,537	14,425
	Boeing Co.	5.150%	5/1/30	122,169	121,118
	Boeing Co.	3.625%	2/1/31	30,899	27,787
	Canadian National Railway Co.	3.850%	8/5/32	23,074	21,067
	Canadian Pacific Railway Co.	2.875%	11/15/29	10,109	8,867
	Canadian Pacific Railway Co.	2.050%	3/5/30	17,265	14,331
	Canadian Pacific Railway Co.	7.125%	10/15/31	7,767	8,544
	Canadian Pacific Railway Co.	2.450%	12/2/31	36,147	32,793
	Carrier Global Corp.	2.722%	2/15/30	47,279	40,692
	Carrier Global Corp.	2.700%	2/15/31	13,300	11,143
	Caterpillar Inc.	2.600%	9/19/29	7,414	6,614
	Caterpillar Inc.	2.600%	4/9/30	24,252	21,341
	Caterpillar Inc.	1.900%	3/12/31	4,359	3,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	5.500%	1/12/29	5,000	4,993
	CSX Corp.	4.250%	3/15/29	31,562	30,560
	CSX Corp.	2.400%	2/15/30	7,636	6,529
	CSX Corp.	4.100%	11/15/32	30,844	28,703
	Cummins Inc.	1.500%	9/1/30	16,462	13,298
	Deere & Co.	5.375%	10/16/29	5,309	5,470
	Deere & Co.	3.100%	4/15/30	30,370	27,305
	Dover Corp.	2.950%	11/4/29	6,756	5,955
	Eaton Corp.	4.000%	11/2/32	15,793	14,635
	Eaton Corp.	4.150%	3/15/33	39,676	37,029
	Emerson Electric Co.	2.000%	12/21/28	32,735	28,712
	Emerson Electric Co.	1.950%	10/15/30	15,763	13,033
	Emerson Electric Co.	2.200%	12/21/31	22,615	18,529
	FedEx Corp.	4.200%	10/17/28	10,049	9,639
	FedEx Corp.	3.100%	8/5/29	16,731	15,067
	FedEx Corp.	4.250%	5/15/30	12,759	12,107
	FedEx Corp.	2.400%	5/15/31	20,139	16,761
	Flowserve Corp.	3.500%	10/1/30	15,625	13,267
	General Dynamics Corp.	3.625%	4/1/30	33,635	31,286
	General Dynamics Corp.	2.250%	6/1/31	6,479	5,407
	HEICO Corp.	5.350%	8/1/33	14,365	14,058
	Honeywell International Inc.	4.250%	1/15/29	14,960	14,579
	Honeywell International Inc.	2.700%	8/15/29	12,473	11,159
	Honeywell International Inc.	1.950%	6/1/30	26,761	22,415
	Honeywell International Inc.	1.750%	9/1/31	25,551	20,353
	Honeywell International Inc.	5.000%	2/15/33	22,688	22,775
	Honeywell International Inc.	4.500%	1/15/34	15,535	14,910
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,570	6,967
	IDEX Corp.	3.000%	5/1/30	22,736	19,632
	Ingersoll Rand Inc.	5.700%	8/14/33	23,625	23,912
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,764	11,473
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	7,072	6,263
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	4,184	3,407
[1]	John Deere Capital Corp.	3.450%	3/7/29	22,656	21,155
[1]	John Deere Capital Corp.	3.350%	4/18/29	1,939	1,811
[1]	John Deere Capital Corp.	2.800%	7/18/29	16,280	14,575
[1]	John Deere Capital Corp.	2.450%	1/9/30	15,277	13,260
[1]	John Deere Capital Corp.	4.700%	6/10/30	28,256	27,918
	John Deere Capital Corp.	1.450%	1/15/31	13,785	10,885
[1]	John Deere Capital Corp.	3.900%	6/7/32	17,289	15,957
[1]	John Deere Capital Corp.	4.350%	9/15/32	16,986	16,186
[1]	John Deere Capital Corp.	5.150%	9/8/33	27,656	27,904
	Johnson Controls International plc	1.750%	9/15/30	21,014	16,865
	Johnson Controls International plc	2.000%	9/16/31	4,492	3,575
	Johnson Controls International plc	4.900%	12/1/32	5,829	5,716
	Kennametal Inc.	2.800%	3/1/31	4,443	3,577
	Keysight Technologies Inc.	3.000%	10/30/29	10,237	8,889
	L3Harris Technologies Inc.	1.800%	1/15/31	22,347	17,603
	L3Harris Technologies Inc.	5.400%	7/31/33	31,831	31,742
	LKQ Corp.	6.250%	6/15/33	13,752	13,749
	Lockheed Martin Corp.	1.850%	6/15/30	15,341	12,686
	Lockheed Martin Corp.	3.900%	6/15/32	22,259	20,577
	Lockheed Martin Corp.	5.250%	1/15/33	23,712	24,202
	Nordson Corp.	5.800%	9/15/33	11,779	11,991
	Norfolk Southern Corp.	2.550%	11/1/29	9,214	7,970
	Norfolk Southern Corp.	5.050%	8/1/30	14,590	14,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	2.300%	5/15/31	7,231	5,978
	Norfolk Southern Corp.	3.000%	3/15/32	18,543	15,796
	Norfolk Southern Corp.	4.450%	3/1/33	6,620	6,240
	Northrop Grumman Corp.	4.400%	5/1/30	20,074	19,361
	Northrop Grumman Corp.	4.700%	3/15/33	22,169	21,477
	nVent Finance Sarl	2.750%	11/15/31	7,389	5,776
	nVent Finance Sarl	5.650%	5/15/33	11,487	11,064
	Oshkosh Corp.	3.100%	3/1/30	7,406	6,531
	Otis Worldwide Corp.	2.565%	2/15/30	43,490	37,218
	Parker-Hannifin Corp.	3.250%	6/14/29	35,922	32,827
	Parker-Hannifin Corp.	4.500%	9/15/29	30,299	29,448
	Pentair Finance Sarl	4.500%	7/1/29	10,679	10,021
	Pentair Finance Sarl	5.900%	7/15/32	9,274	9,246
[3]	Regal Rexnord Corp.	6.300%	2/15/30	26,485	26,153
[3]	Regal Rexnord Corp.	6.400%	4/15/33	28,218	27,788
	Republic Services Inc.	4.875%	4/1/29	4,960	4,945
	Republic Services Inc.	2.300%	3/1/30	23,949	20,342
	Republic Services Inc.	1.450%	2/15/31	25,389	19,816
	Republic Services Inc.	1.750%	2/15/32	13,362	10,396
	Republic Services Inc.	5.000%	4/1/34	12,475	12,236
	Rockwell Automation Inc.	3.500%	3/1/29	14,028	13,153
	Rockwell Automation Inc.	1.750%	8/15/31	6,625	5,263
	RTX Corp.	2.250%	7/1/30	23,728	19,745
	RTX Corp.	6.000%	3/15/31	25,000	25,893
	RTX Corp.	1.900%	9/1/31	20,452	15,999
	RTX Corp.	2.375%	3/15/32	46,391	37,214
	RTX Corp.	5.150%	2/27/33	28,052	27,537
	Ryder System Inc.	6.300%	12/1/28	3,000	3,096
	Ryder System Inc.	6.600%	12/1/33	7,400	7,777
	Southwest Airlines Co.	2.625%	2/10/30	20,089	16,989
	Teledyne Technologies Inc.	2.750%	4/1/31	33,449	27,899
	Textron Inc.	3.900%	9/17/29	4,178	3,864
	Textron Inc.	3.000%	6/1/30	14,334	12,390
	Textron Inc.	2.450%	3/15/31	9,761	8,004
	Textron Inc.	6.100%	11/15/33	10,400	10,703
	Timken Co.	4.500%	12/15/28	9,743	9,226
	Timken Co.	4.125%	4/1/32	8,200	7,207
	Trane Technologies Financing Ltd.	3.800%	3/21/29	13,476	12,707
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,325	16,216
	Trimble Inc.	6.100%	3/15/33	19,265	19,544
[3]	Triton Container International Ltd.	3.150%	6/15/31	5,845	4,476
	Triton Container International Ltd.	3.250%	3/15/32	10,558	8,040
	Tyco Electronics Group SA	2.500%	2/4/32	13,100	10,831
	Union Pacific Corp.	6.625%	2/1/29	6,066	6,580
	Union Pacific Corp.	3.700%	3/1/29	15,476	14,707
	Union Pacific Corp.	2.400%	2/5/30	15,217	13,121
	Union Pacific Corp.	2.375%	5/20/31	18,985	15,859
	Union Pacific Corp.	2.800%	2/14/32	24,909	21,096
	Union Pacific Corp.	4.500%	1/20/33	16,866	16,242
	Union Pacific Corp.	2.891%	4/6/36	3,325	2,633
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	12,500	11,990
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	7,290	6,360
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,501	3,098
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,422	2,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	9,924	8,103
	United Parcel Service Inc.	3.400%	3/15/29	22,320	20,958
	United Parcel Service Inc.	2.500%	9/1/29	10,782	9,501
	United Parcel Service Inc.	4.450%	4/1/30	18,031	17,708
	United Parcel Service Inc.	4.875%	3/3/33	27,313	27,198
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	399	396
[3]	Veralto Corp.	5.450%	9/18/33	20,650	20,536
	Vontier Corp.	2.950%	4/1/31	16,148	12,864
	Waste Connections Inc.	4.250%	12/1/28	12,031	11,596
	Waste Connections Inc.	3.500%	5/1/29	4,614	4,276
	Waste Connections Inc.	2.600%	2/1/30	13,434	11,616
	Waste Connections Inc.	2.200%	1/15/32	17,030	13,636
	Waste Connections Inc.	3.200%	6/1/32	9,364	8,056
	Waste Connections Inc.	4.200%	1/15/33	17,721	16,350
	Waste Management Inc.	4.875%	2/15/29	11,172	11,173
	Waste Management Inc.	2.000%	6/1/29	11,423	9,832
	Waste Management Inc.	4.625%	2/15/30	14,181	13,906
	Waste Management Inc.	1.500%	3/15/31	25,545	20,136
	Waste Management Inc.	4.150%	4/15/32	25,613	24,106
	Waste Management Inc.	4.625%	2/15/33	6,625	6,408
	Waste Management Inc.	4.875%	2/15/34	3,375	3,311
	Xylem Inc.	2.250%	1/30/31	11,725	9,583
					2,439,575
Materials (3.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	24,266	20,470
	Air Products and Chemicals Inc.	4.800%	3/3/33	15,019	14,870
	Albemarle Corp.	5.050%	6/1/32	15,641	14,487
	Amcor Finance USA Inc.	5.625%	5/26/33	15,715	15,710
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	6,123	5,673
	Amcor Flexibles North America Inc.	2.630%	6/19/30	11,618	9,662
	Amcor Flexibles North America Inc.	2.690%	5/25/31	16,420	13,516
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	15,425	13,503
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	14,142	11,914
	AptarGroup Inc.	3.600%	3/15/32	6,430	5,487
	ArcelorMittal SA	4.250%	7/16/29	11,580	10,899
	ArcelorMittal SA	6.800%	11/29/32	24,111	24,837
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	20,600	20,805
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	11,739	11,560
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	35,395	35,458
	Cabot Corp.	4.000%	7/1/29	6,640	6,134
	Cabot Corp.	5.000%	6/30/32	10,393	9,785
	Carlisle Cos. Inc.	3.750%	12/1/27	3,814	3,586
	Carlisle Cos. Inc.	2.750%	3/1/30	11,984	10,133
	Carlisle Cos. Inc.	2.200%	3/1/32	13,460	10,389
	Celanese US Holdings LLC	6.330%	7/15/29	16,693	17,021
	Celanese US Holdings LLC	6.550%	11/15/30	24,928	25,581
	Celanese US Holdings LLC	6.379%	7/15/32	22,214	22,633
	Celanese US Holdings LLC	6.700%	11/15/33	22,525	23,361
	Dow Chemical Co.	7.375%	11/1/29	20,333	22,456
	Dow Chemical Co.	2.100%	11/15/30	6,990	5,763
	Dow Chemical Co.	6.300%	3/15/33	13,138	13,943
	Eagle Materials Inc.	2.500%	7/1/31	18,088	14,654
	Eastman Chemical Co.	4.500%	12/1/28	5,130	4,918
	Eastman Chemical Co.	5.750%	3/8/33	14,517	14,420
	Ecolab Inc.	4.800%	3/24/30	13,404	13,335
	Ecolab Inc.	1.300%	1/30/31	15,415	12,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecolab Inc.	2.125%	2/1/32	15,846	12,838
	EIDP Inc.	2.300%	7/15/30	11,531	9,717
	EIDP Inc.	4.800%	5/15/33	14,515	14,120
	FMC Corp.	3.450%	10/1/29	8,856	7,653
	FMC Corp.	5.650%	5/18/33	17,373	16,365
	Freeport-McMoRan Inc.	5.250%	9/1/29	16,579	16,438
	Freeport-McMoRan Inc.	4.250%	3/1/30	14,393	13,112
	Freeport-McMoRan Inc.	4.625%	8/1/30	7,761	7,211
	Georgia-Pacific LLC	7.750%	11/15/29	14,652	16,559
[3]	Georgia-Pacific LLC	2.300%	4/30/30	842	703
	Georgia-Pacific LLC	8.875%	5/15/31	2,987	3,600
	Huntsman International LLC	4.500%	5/1/29	17,849	16,547
	Huntsman International LLC	2.950%	6/15/31	6,707	5,433
[3]	Kinross Gold Corp.	6.250%	7/15/33	10,298	10,420
	Linde Inc.	1.100%	8/10/30	15,813	12,731
	LYB International Finance III LLC	2.250%	10/1/30	13,983	11,392
	LYB International Finance III LLC	5.625%	5/15/33	11,465	11,464
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	10,569	8,902
	Martin Marietta Materials Inc.	2.400%	7/15/31	13,616	11,065
	Mosaic Co.	5.450%	11/15/33	5,000	4,870
	NewMarket Corp.	2.700%	3/18/31	8,205	6,667
	Newmont Corp.	2.800%	10/1/29	2,331	2,047
	Newmont Corp.	2.250%	10/1/30	26,868	22,273
	Newmont Corp.	2.600%	7/15/32	30,214	24,635
	Nucor Corp.	2.700%	6/1/30	12,604	11,028
	Nucor Corp.	3.125%	4/1/32	15,335	13,141
	Nutrien Ltd.	4.200%	4/1/29	29,289	27,865
	Nutrien Ltd.	2.950%	5/13/30	5,320	4,610
	Packaging Corp. of America	3.000%	12/15/29	11,936	10,488
	PPG Industries Inc.	2.800%	8/15/29	7,288	6,440
	PPG Industries Inc.	2.550%	6/15/30	10,609	8,936
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	11,428	9,277
	Rio Tinto Alcan Inc.	7.250%	3/15/31	10,812	12,008
	Rio Tinto Finance USA plc	5.000%	3/9/33	12,675	12,619
	Rohm & Haas Co.	7.850%	7/15/29	20,981	23,210
	RPM International Inc.	4.550%	3/1/29	9,022	8,613
	RPM International Inc.	2.950%	1/15/32	6,932	5,586
	Sherwin-Williams Co.	2.950%	8/15/29	13,536	12,105
	Sherwin-Williams Co.	2.300%	5/15/30	12,005	10,079
	Sherwin-Williams Co.	2.200%	3/15/32	8,995	7,140
	Sonoco Products Co.	3.125%	5/1/30	13,672	11,848
	Sonoco Products Co.	2.850%	2/1/32	14,402	11,764
	Steel Dynamics Inc.	3.450%	4/15/30	15,084	13,399
	Steel Dynamics Inc.	3.250%	1/15/31	15,964	13,873
	Suzano Austria GmbH	6.000%	1/15/29	41,469	41,027
	Suzano Austria GmbH	5.000%	1/15/30	21,819	20,437
	Suzano Austria GmbH	3.750%	1/15/31	28,961	24,460
[1]	Suzano Austria GmbH	3.125%	1/15/32	22,868	18,159
	Teck Resources Ltd.	3.900%	7/15/30	13,472	12,121
	Vale Overseas Ltd.	3.750%	7/8/30	34,138	30,177
	Vale Overseas Ltd.	6.125%	6/12/33	32,905	32,628
	Vulcan Materials Co.	3.500%	6/1/30	17,584	15,730
	Westlake Corp.	3.375%	6/15/30	5,942	5,165
	WestRock MWV LLC	8.200%	1/15/30	8,852	10,054
	WestRock MWV LLC	7.950%	2/15/31	7,147	8,076
	WRKCo Inc.	4.900%	3/15/29	26,284	25,753
	WRKCo Inc.	4.200%	6/1/32	5,564	5,109
	WRKCo Inc.	3.000%	6/15/33	16,289	13,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yamana Gold Inc.	2.630%	8/15/31	8,332	6,737
					1,228,788
Real Estate (6.0%)
	Agree LP	2.900%	10/1/30	5,627	4,675
	Agree LP	4.800%	10/1/32	12,998	11,815
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,505	6,141
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	12,244	10,381
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	16,807	15,729
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	15,913	15,250
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	10,695	9,221
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	22,875	17,270
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	21,293	15,642
	American Assets Trust LP	3.375%	2/1/31	12,575	9,630
	American Homes 4 Rent LP	4.900%	2/15/29	8,908	8,563
	American Homes 4 Rent LP	2.375%	7/15/31	13,694	10,730
	American Homes 4 Rent LP	3.625%	4/15/32	18,613	15,967
	American Tower Corp.	3.950%	3/15/29	18,114	16,798
	American Tower Corp.	3.800%	8/15/29	40,264	36,958
	American Tower Corp.	2.900%	1/15/30	23,935	20,584
	American Tower Corp.	2.100%	6/15/30	24,169	19,523
	American Tower Corp.	1.875%	10/15/30	18,356	14,423
	American Tower Corp.	2.700%	4/15/31	14,127	11,633
	American Tower Corp.	2.300%	9/15/31	4,283	3,396
	American Tower Corp.	4.050%	3/15/32	19,770	17,694
	American Tower Corp.	5.650%	3/15/33	26,173	26,093
	American Tower Corp.	5.550%	7/15/33	21,961	21,727
	AvalonBay Communities Inc.	1.900%	12/1/28	18,188	15,669
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	3,058	2,763
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	6,774	5,692
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	11,700	9,680
	AvalonBay Communities Inc.	2.050%	1/15/32	12,267	9,841
	AvalonBay Communities Inc.	5.000%	2/15/33	10,994	10,739
	Boston Properties LP	4.500%	12/1/28	17,089	15,711
	Boston Properties LP	3.400%	6/21/29	28,030	23,920
	Boston Properties LP	2.900%	3/15/30	17,057	13,687
	Boston Properties LP	3.250%	1/30/31	44,335	35,943
	Boston Properties LP	2.550%	4/1/32	16,640	12,403
	Boston Properties LP	2.450%	10/1/33	3,957	2,775
	Brixmor Operating Partnership LP	4.125%	5/15/29	12,427	11,369
	Brixmor Operating Partnership LP	4.050%	7/1/30	14,045	12,618
	Brixmor Operating Partnership LP	2.500%	8/16/31	10,900	8,608
	Broadstone Net Lease LLC	2.600%	9/15/31	8,625	6,344
	Camden Property Trust	4.100%	10/15/28	9,000	8,548
	Camden Property Trust	3.150%	7/1/29	4,779	4,292
	Camden Property Trust	2.800%	5/15/30	20,716	17,862
	CBRE Services Inc.	2.500%	4/1/31	11,990	9,594
	Corporate Office Properties LP	2.000%	1/15/29	5,337	4,249
	Corporate Office Properties LP	2.750%	4/15/31	18,389	14,104
	Crown Castle Inc.	4.300%	2/15/29	5,293	4,963
	Crown Castle Inc.	3.100%	11/15/29	5,570	4,840
	Crown Castle Inc.	3.300%	7/1/30	17,382	15,080
	Crown Castle Inc.	2.250%	1/15/31	23,062	18,429
	Crown Castle Inc.	2.100%	4/1/31	26,276	20,653
	Crown Castle Inc.	2.500%	7/15/31	18,236	14,661
	Crown Castle Inc.	5.100%	5/1/33	19,623	18,780
	CubeSmart LP	2.250%	12/15/28	12,602	10,785
	CubeSmart LP	4.375%	2/15/29	12,337	11,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CubeSmart LP	3.000%	2/15/30	6,761	5,756
	CubeSmart LP	2.000%	2/15/31	14,755	11,432
	CubeSmart LP	2.500%	2/15/32	9,800	7,708
	Digital Realty Trust LP	3.600%	7/1/29	26,569	23,990
	EPR Properties	3.750%	8/15/29	9,284	7,771
	EPR Properties	3.600%	11/15/31	9,666	7,497
	Equinix Inc.	3.200%	11/18/29	21,864	19,325
	Equinix Inc.	2.150%	7/15/30	23,495	19,104
	Equinix Inc.	2.500%	5/15/31	21,337	17,361
	Equinix Inc.	3.900%	4/15/32	25,641	22,739
	ERP Operating LP	4.150%	12/1/28	11,497	10,949
	ERP Operating LP	3.000%	7/1/29	13,898	12,402
	ERP Operating LP	2.500%	2/15/30	10,777	9,197
	ERP Operating LP	1.850%	8/1/31	15,702	12,336
	Essential Properties LP	2.950%	7/15/31	8,929	6,707
	Essex Portfolio LP	4.000%	3/1/29	14,864	13,795
	Essex Portfolio LP	3.000%	1/15/30	9,931	8,516
	Essex Portfolio LP	1.650%	1/15/31	8,886	6,756
	Essex Portfolio LP	2.550%	6/15/31	4,429	3,546
	Essex Portfolio LP	2.650%	3/15/32	15,858	12,643
	Extra Space Storage LP	3.900%	4/1/29	8,723	8,009
	Extra Space Storage LP	4.000%	6/15/29	7,855	7,227
	Extra Space Storage LP	5.500%	7/1/30	8,390	8,267
	Extra Space Storage LP	2.200%	10/15/30	5,538	4,411
	Extra Space Storage LP	2.550%	6/1/31	14,950	11,939
	Extra Space Storage LP	2.400%	10/15/31	13,277	10,457
	Extra Space Storage LP	2.350%	3/15/32	14,579	11,305
	Federal Realty OP LP	3.200%	6/15/29	5,670	4,983
	Federal Realty OP LP	3.500%	6/1/30	9,553	8,341
	GLP Capital LP	5.300%	1/15/29	18,270	17,463
	GLP Capital LP	4.000%	1/15/30	13,391	11,753
	GLP Capital LP	4.000%	1/15/31	16,351	13,979
	GLP Capital LP	3.250%	1/15/32	18,723	15,050
	Healthcare Realty Holdings LP	3.100%	2/15/30	15,820	13,440
	Healthcare Realty Holdings LP	2.000%	3/15/31	16,729	12,940
	Healthpeak OP LLC	2.125%	12/1/28	3,247	2,774
	Healthpeak OP LLC	3.500%	7/15/29	11,507	10,326
	Healthpeak OP LLC	3.000%	1/15/30	26,727	22,940
	Healthpeak OP LLC	2.875%	1/15/31	14,629	12,084
	Healthpeak OP LLC	5.250%	12/15/32	17,177	16,613
	Highwoods Realty LP	4.200%	4/15/29	3,722	3,240
	Highwoods Realty LP	3.050%	2/15/30	14,583	11,502
	Highwoods Realty LP	2.600%	2/1/31	6,806	5,043
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	7,308	6,271
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	20,934	17,882
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	15,188	12,113
	Hudson Pacific Properties LP	4.650%	4/1/29	13,345	10,045
	Hudson Pacific Properties LP	3.250%	1/15/30	6,982	4,647
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	12,118	10,357
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	5,779	5,589
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,074	6,873
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	18,251	16,007
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	8,199	7,832
	Kilroy Realty LP	4.750%	12/15/28	7,492	6,781
	Kilroy Realty LP	4.250%	8/15/29	4,040	3,514
	Kilroy Realty LP	3.050%	2/15/30	18,367	14,749
	Kilroy Realty LP	2.500%	11/15/32	11,820	8,292
	Kilroy Realty LP	2.650%	11/15/33	8,000	5,555

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty OP LLC	2.700%	10/1/30	4,236	3,517
Kimco Realty OP LLC	2.250%	12/1/31	9,880	7,668
Kimco Realty OP LLC	3.200%	4/1/32	20,802	17,299
Kimco Realty OP LLC	4.600%	2/1/33	18,429	16,884
Kite Realty Group Trust	4.750%	9/15/30	8,303	7,566
LXP Industrial Trust	2.700%	9/15/30	9,291	7,431
LXP Industrial Trust	2.375%	10/1/31	9,709	7,420
Mid-America Apartments LP	3.950%	3/15/29	15,069	14,193
Mid-America Apartments LP	2.750%	3/15/30	7,013	5,984
Mid-America Apartments LP	1.700%	2/15/31	11,638	9,100
National Health Investors Inc.	3.000%	2/1/31	9,503	7,223
NNN REIT Inc.	2.500%	4/15/30	6,799	5,631
NNN REIT Inc.	5.600%	10/15/33	13,594	13,299
Omega Healthcare Investors Inc.	3.625%	10/1/29	14,813	12,627
Omega Healthcare Investors Inc.	3.375%	2/1/31	12,930	10,502
Omega Healthcare Investors Inc.	3.250%	4/15/33	18,457	14,094
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,265	5,580
Physicians Realty LP	2.625%	11/1/31	7,534	5,954
Piedmont Operating Partnership LP	3.150%	8/15/30	7,864	5,692
Piedmont Operating Partnership LP	2.750%	4/1/32	5,926	3,932
Prologis LP	3.875%	9/15/28	9,621	9,089
Prologis LP	4.000%	9/15/28	10,012	9,529
Prologis LP	2.875%	11/15/29	11,061	9,691
Prologis LP	2.250%	4/15/30	29,678	24,803
Prologis LP	1.750%	7/1/30	6,032	4,824
Prologis LP	1.250%	10/15/30	12,370	9,546
Prologis LP	1.750%	2/1/31	9,023	7,129
Prologis LP	1.625%	3/15/31	9,816	7,613
Prologis LP	2.250%	1/15/32	12,045	9,633
Prologis LP	4.625%	1/15/33	17,444	16,583
Prologis LP	4.750%	6/15/33	17,793	16,988
Public Storage Operating Co.	5.125%	1/15/29	4,604	4,639
Public Storage Operating Co.	3.385%	5/1/29	20,353	18,721
Public Storage Operating Co.	2.300%	5/1/31	10,537	8,654
Public Storage Operating Co.	2.250%	11/9/31	33,030	26,676
Public Storage Operating Co.	5.100%	8/1/33	5,806	5,706
Rayonier LP	2.750%	5/17/31	5,939	4,767
Realty Income Corp.	3.650%	1/15/28	1,395	1,308
Realty Income Corp.	3.250%	6/15/29	5,000	4,484
Realty Income Corp.	3.100%	12/15/29	6,413	5,639
Realty Income Corp.	4.850%	3/15/30	17,194	16,652
Realty Income Corp.	3.250%	1/15/31	23,517	20,409
Realty Income Corp.	5.625%	10/13/32	29,585	29,827
Realty Income Corp.	2.850%	12/15/32	21,938	17,803
Realty Income Corp.	4.900%	7/15/33	16,971	16,136
Regency Centers LP	2.950%	9/15/29	9,369	8,165
Regency Centers LP	3.700%	6/15/30	14,172	12,655
Rexford Industrial Realty LP	2.125%	12/1/30	9,505	7,425
Rexford Industrial Realty LP	2.150%	9/1/31	9,385	7,176
Sabra Health Care LP	3.900%	10/15/29	13,343	11,567
Sabra Health Care LP	3.200%	12/1/31	23,850	18,660
Safehold GL Holdings LLC	2.800%	6/15/31	11,575	9,029
Safehold GL Holdings LLC	2.850%	1/15/32	5,366	4,142
Simon Property Group LP	3.375%	6/15/27	4,553	4,269
Simon Property Group LP	2.450%	9/13/29	22,467	19,224
Simon Property Group LP	2.650%	7/15/30	20,900	17,678
Simon Property Group LP	2.200%	2/1/31	18,192	14,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.250%	1/15/32	11,975	9,379
	Simon Property Group LP	2.650%	2/1/32	11,586	9,429
	Simon Property Group LP	5.500%	3/8/33	7,357	7,286
	Spirit Realty LP	3.200%	1/15/27	9	8
	Spirit Realty LP	4.000%	7/15/29	11,162	10,265
	Spirit Realty LP	3.400%	1/15/30	11,671	10,252
	Spirit Realty LP	3.200%	2/15/31	8,210	6,975
	Spirit Realty LP	2.700%	2/15/32	7,634	6,100
	STORE Capital Corp.	4.625%	3/15/29	7,495	6,536
	STORE Capital Corp.	2.750%	11/18/30	8,639	6,366
	STORE Capital Corp.	2.700%	12/1/31	9,705	6,930
	Sun Communities Operating LP	2.300%	11/1/28	7,006	5,971
	Sun Communities Operating LP	2.700%	7/15/31	25,202	19,975
	Sun Communities Operating LP	4.200%	4/15/32	12,793	11,194
	Sun Communities Operating LP	5.700%	1/15/33	9,282	9,036
	Tanger Properties LP	2.750%	9/1/31	9,471	7,253
[1]	UDR Inc.	4.400%	1/26/29	14,612	13,797
[1]	UDR Inc.	3.200%	1/15/30	14,151	12,433
	UDR Inc.	3.000%	8/15/31	9,112	7,690
[1]	UDR Inc.	2.100%	8/1/32	6,777	5,050
[1]	UDR Inc.	1.900%	3/15/33	6,205	4,494
[1]	UDR Inc.	2.100%	6/15/33	3,646	2,675
	Ventas Realty LP	4.400%	1/15/29	26,988	25,342
	Ventas Realty LP	3.000%	1/15/30	20,445	17,403
	Ventas Realty LP	4.750%	11/15/30	9,411	8,788
	Ventas Realty LP	2.500%	9/1/31	7,244	5,722
	VICI Properties LP	4.950%	2/15/30	23,415	21,772
	VICI Properties LP	5.125%	5/15/32	34,383	31,645
	Vornado Realty LP	3.400%	6/1/31	5,836	4,210
	Welltower OP LLC	4.125%	3/15/29	19,291	18,108
	Welltower OP LLC	3.100%	1/15/30	18,255	15,842
	Welltower OP LLC	2.750%	1/15/31	10,111	8,399
	Welltower OP LLC	2.800%	6/1/31	14,267	11,886
	Welltower OP LLC	2.750%	1/15/32	11,611	9,406
	Welltower OP LLC	3.850%	6/15/32	10,256	9,059
	Weyerhaeuser Co.	4.000%	11/15/29	24,714	22,808
	Weyerhaeuser Co.	4.000%	4/15/30	18,277	16,847
	Weyerhaeuser Co.	7.375%	3/15/32	14,999	16,627
	Weyerhaeuser Co.	3.375%	3/9/33	9,848	8,374
	WP Carey Inc.	3.850%	7/15/29	7,267	6,573
	WP Carey Inc.	2.400%	2/1/31	12,316	9,948
	WP Carey Inc.	2.450%	2/1/32	8,330	6,448
	WP Carey Inc.	2.250%	4/1/33	4,570	3,373
					2,416,828
Technology (8.1%)
	Adobe Inc.	2.300%	2/1/30	28,253	24,551
	Advanced Micro Devices Inc.	3.924%	6/1/32	20,758	19,342
	Amdocs Ltd.	2.538%	6/15/30	15,171	12,577
	Analog Devices Inc.	2.100%	10/1/31	21,327	17,378
	Apple Inc.	3.250%	8/8/29	30,482	28,471
	Apple Inc.	2.200%	9/11/29	38,158	33,581
	Apple Inc.	4.150%	5/10/30	2,236	2,193
	Apple Inc.	1.650%	5/11/30	39,618	33,044
	Apple Inc.	1.250%	8/20/30	35,086	28,283
	Apple Inc.	1.650%	2/8/31	61,269	50,109
	Apple Inc.	1.700%	8/5/31	31,027	25,161
	Apple Inc.	3.350%	8/8/32	47,045	42,749
	Apple Inc.	4.300%	5/10/33	8,407	8,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	1.750%	6/1/30	13,115	10,824
	Arrow Electronics Inc.	2.950%	2/15/32	11,800	9,622
	Autodesk Inc.	2.850%	1/15/30	5,444	4,780
	Autodesk Inc.	2.400%	12/15/31	23,960	19,669
	Automatic Data Processing Inc.	1.250%	9/1/30	28,136	22,627
	Avnet Inc.	3.000%	5/15/31	5,828	4,714
	Avnet Inc.	5.500%	6/1/32	6,898	6,536
	Booz Allen Hamilton Inc.	5.950%	8/4/33	21,000	21,286
[3]	Broadcom Inc.	4.000%	4/15/29	14,101	13,201
	Broadcom Inc.	4.750%	4/15/29	41,364	40,311
	Broadcom Inc.	5.000%	4/15/30	19,552	19,333
	Broadcom Inc.	4.150%	11/15/30	47,284	43,769
[3]	Broadcom Inc.	2.450%	2/15/31	62,203	51,175
[3]	Broadcom Inc.	4.150%	4/15/32	25,710	23,273
	Broadcom Inc.	4.300%	11/15/32	46,105	42,354
[3]	Broadcom Inc.	2.600%	2/15/33	39,176	30,862
[3]	Broadcom Inc.	3.419%	4/15/33	53,239	44,762
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	8,204	7,114
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	31,152	25,667
	CDW LLC	3.250%	2/15/29	26,327	23,162
	CDW LLC	3.569%	12/1/31	27,282	23,367
[3]	CGI Inc.	2.300%	9/14/31	1	—
	CGI Inc.	2.300%	9/14/31	4,752	3,728
	Cintas Corp. No. 2	4.000%	5/1/32	16,444	15,258
	Concentrix Corp.	6.850%	8/2/33	12,790	12,537
	Dell International LLC	5.300%	10/1/29	46,793	46,615
	Dell International LLC	6.200%	7/15/30	16,600	17,274
	Dell International LLC	5.750%	2/1/33	25,720	26,081
	Equifax Inc.	3.100%	5/15/30	9,793	8,497
	Equifax Inc.	2.350%	9/15/31	29,948	23,847
	Fidelity National Information Services Inc.	3.750%	5/21/29	7,036	6,570
	Fidelity National Information Services Inc.	2.250%	3/1/31	35,985	29,193
	Fidelity National Information Services Inc.	5.100%	7/15/32	13,355	13,154
	Fiserv Inc.	3.500%	7/1/29	70,411	64,391
	Fiserv Inc.	2.650%	6/1/30	21,701	18,424
	Fiserv Inc.	5.600%	3/2/33	16,278	16,344
	Fiserv Inc.	5.625%	8/21/33	30,600	30,789
	Flex Ltd.	4.875%	6/15/29	13,625	12,953
	Flex Ltd.	4.875%	5/12/30	19,140	18,147
	Fortinet Inc.	2.200%	3/15/31	11,980	9,524
	HP Inc.	4.000%	4/15/29	24,858	23,491
	HP Inc.	3.400%	6/17/30	11,760	10,379
	HP Inc.	2.650%	6/17/31	23,955	19,615
	HP Inc.	4.200%	4/15/32	15,785	14,306
	HP Inc.	5.500%	1/15/33	26,893	26,713
	Hubbell Inc.	2.300%	3/15/31	4,650	3,761
	Intel Corp.	4.000%	8/5/29	26,791	25,667
	Intel Corp.	2.450%	11/15/29	45,448	39,986
	Intel Corp.	5.125%	2/10/30	33,721	34,147
	Intel Corp.	3.900%	3/25/30	26,446	25,033
	Intel Corp.	2.000%	8/12/31	36,542	29,917
	Intel Corp.	4.150%	8/5/32	42,672	40,439
	Intel Corp.	5.200%	2/10/33	57,283	58,064
	International Business Machines Corp.	3.500%	5/15/29	72,957	67,971
	International Business Machines Corp.	1.950%	5/15/30	31,647	26,265
	International Business Machines Corp.	2.720%	2/9/32	3,287	2,787
	International Business Machines Corp.	4.400%	7/27/32	14,180	13,456
	International Business Machines Corp.	4.750%	2/6/33	26,124	25,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intuit Inc.	1.650%	7/15/30	11,754	9,522
	Intuit Inc.	5.200%	9/15/33	29,775	30,006
	Jabil Inc.	5.450%	2/1/29	6,980	6,910
	Jabil Inc.	3.600%	1/15/30	11,585	10,248
	Jabil Inc.	3.000%	1/15/31	12,017	10,112
	Juniper Networks Inc.	3.750%	8/15/29	13,376	12,221
	Juniper Networks Inc.	2.000%	12/10/30	11,658	9,074
	KLA Corp.	4.100%	3/15/29	15,496	15,010
	KLA Corp.	4.650%	7/15/32	20,514	20,146
	Kyndryl Holdings Inc.	3.150%	10/15/31	15,159	12,038
	Lam Research Corp.	4.000%	3/15/29	29,598	28,529
	Lam Research Corp.	1.900%	6/15/30	17,572	14,586
	Leidos Inc.	4.375%	5/15/30	17,243	15,938
	Leidos Inc.	2.300%	2/15/31	19,922	15,971
	Leidos Inc.	5.750%	3/15/33	15,717	15,629
	Marvell Technology Inc.	2.950%	4/15/31	20,422	17,079
	Marvell Technology Inc.	5.950%	9/15/33	11,825	11,975
	Micron Technology Inc.	5.327%	2/6/29	11,574	11,440
	Micron Technology Inc.	6.750%	11/1/29	25,199	26,413
	Micron Technology Inc.	4.663%	2/15/30	18,688	17,697
	Micron Technology Inc.	2.703%	4/15/32	23,596	18,911
	Micron Technology Inc.	5.875%	2/9/33	26,984	27,071
	Micron Technology Inc.	5.875%	9/15/33	17,310	17,329
[3]	Microsoft Corp.	1.350%	9/15/30	12,897	10,434
	Moody's Corp.	4.250%	2/1/29	5,222	5,045
	Moody's Corp.	2.000%	8/19/31	17,290	13,841
	Moody's Corp.	4.250%	8/8/32	16,843	15,756
	Motorola Solutions Inc.	4.600%	5/23/29	18,434	17,884
	Motorola Solutions Inc.	2.300%	11/15/30	10,315	8,362
	Motorola Solutions Inc.	2.750%	5/24/31	15,161	12,472
	Motorola Solutions Inc.	5.600%	6/1/32	10,266	10,165
	NetApp Inc.	2.700%	6/22/30	16,366	13,832
	NVIDIA Corp.	2.850%	4/1/30	33,460	30,023
	NVIDIA Corp.	2.000%	6/15/31	29,916	24,761
	NXP BV	5.550%	12/1/28	14,205	14,252
	NXP BV	4.300%	6/18/29	23,560	22,189
	NXP BV	3.400%	5/1/30	21,673	19,105
	NXP BV	2.500%	5/11/31	31,815	25,801
	NXP BV	2.650%	2/15/32	10,624	8,558
	NXP BV	5.000%	1/15/33	23,035	21,999
	Oracle Corp.	6.150%	11/9/29	24,023	25,200
	Oracle Corp.	2.950%	4/1/30	76,592	67,141
	Oracle Corp.	4.650%	5/6/30	22,835	22,044
	Oracle Corp.	3.250%	5/15/30	12,088	10,773
	Oracle Corp.	2.875%	3/25/31	84,774	72,517
	Oracle Corp.	6.250%	11/9/32	41,119	43,277
	Oracle Corp.	4.900%	2/6/33	38,590	37,126
	Qorvo Inc.	4.375%	10/15/29	20,895	18,959
	QUALCOMM Inc.	2.150%	5/20/30	27,852	23,754
	QUALCOMM Inc.	1.650%	5/20/32	28,901	22,596
	QUALCOMM Inc.	4.250%	5/20/32	11,988	11,502
	QUALCOMM Inc.	5.400%	5/20/33	11,179	11,637
	Quanta Services Inc.	2.900%	10/1/30	22,668	19,094
	Quanta Services Inc.	2.350%	1/15/32	3,523	2,762
	RELX Capital Inc.	4.000%	3/18/29	26,754	25,537
	RELX Capital Inc.	3.000%	5/22/30	17,943	15,837
	RELX Capital Inc.	4.750%	5/20/32	9,750	9,475
	Roper Technologies Inc.	2.950%	9/15/29	8,782	7,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	2.000%	6/30/30	10,922	8,977
	Roper Technologies Inc.	1.750%	2/15/31	24,615	19,428
	S&P Global Inc.	2.700%	3/1/29	32,874	29,660
	S&P Global Inc.	4.250%	5/1/29	25,086	24,432
	S&P Global Inc.	2.500%	12/1/29	7,667	6,714
	S&P Global Inc.	1.250%	8/15/30	7,163	5,656
	S&P Global Inc.	2.900%	3/1/32	40,434	34,442
[3]	S&P Global Inc.	5.250%	9/15/33	13,024	13,118
	Salesforce Inc.	1.950%	7/15/31	38,439	31,506
	ServiceNow Inc.	1.400%	9/1/30	35,209	27,947
	Skyworks Solutions Inc.	3.000%	6/1/31	9,765	7,942
	TD SYNNEX Corp.	2.650%	8/9/31	11,792	9,118
	Teledyne FLIR LLC	2.500%	8/1/30	15,472	12,790
	Texas Instruments Inc.	2.250%	9/4/29	13,214	11,560
	Texas Instruments Inc.	1.750%	5/4/30	17,470	14,623
	Texas Instruments Inc.	1.900%	9/15/31	10,726	8,806
	Texas Instruments Inc.	3.650%	8/16/32	4,528	4,127
	Texas Instruments Inc.	4.900%	3/14/33	25,880	25,822
	TSMC Arizona Corp.	4.125%	4/22/29	8,892	8,541
	TSMC Arizona Corp.	2.500%	10/25/31	31,208	25,786
	TSMC Arizona Corp.	4.250%	4/22/32	11,075	10,591
	Verisk Analytics Inc.	4.125%	3/15/29	19,045	17,985
	Verisk Analytics Inc.	5.750%	4/1/33	12,645	12,865
	VMware Inc.	4.700%	5/15/30	36,536	34,817
	VMware Inc.	2.200%	8/15/31	21,209	16,769
	Western Digital Corp.	2.850%	2/1/29	11,569	9,439
	Western Digital Corp.	3.100%	2/1/32	11,750	8,757
	Workday Inc.	3.700%	4/1/29	18,792	17,476
	Workday Inc.	3.800%	4/1/32	28,133	25,002
	Xilinx Inc.	2.375%	6/1/30	14,616	12,477
					3,267,446
Utilities (8.0%)
[1]	AEP Texas Inc.	2.100%	7/1/30	14,327	11,597
	AEP Texas Inc.	4.700%	5/15/32	6,085	5,699
	AEP Texas Inc.	5.400%	6/1/33	10,558	10,312
	AES Corp.	2.450%	1/15/31	23,300	18,821
[1]	Alabama Power Co.	1.450%	9/15/30	13,246	10,422
	Alabama Power Co.	3.050%	3/15/32	8,307	7,088
	Alabama Power Co.	3.940%	9/1/32	15,134	13,722
	Alabama Power Co.	5.850%	11/15/33	6,770	6,999
	Ameren Corp.	3.500%	1/15/31	18,543	16,393
	Ameren Illinois Co.	1.550%	11/15/30	8,359	6,569
	Ameren Illinois Co.	3.850%	9/1/32	16,776	15,094
	Ameren Illinois Co.	4.950%	6/1/33	15,736	15,315
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	9,042	8,666
	American Electric Power Co. Inc.	2.300%	3/1/30	8,906	7,369
	American Electric Power Co. Inc.	5.950%	11/1/32	4,930	5,049
	American Electric Power Co. Inc.	5.625%	3/1/33	22,424	22,470
	American Water Capital Corp.	3.450%	6/1/29	5,931	5,453
	American Water Capital Corp.	2.800%	5/1/30	8,135	7,043
	American Water Capital Corp.	2.300%	6/1/31	14,985	12,303
	American Water Capital Corp.	4.450%	6/1/32	23,472	22,344
[1]	Appalachian Power Co.	2.700%	4/1/31	13,664	11,245
[1]	Appalachian Power Co.	4.500%	8/1/32	16,503	15,170
	Arizona Public Service Co.	2.600%	8/15/29	6,298	5,499
	Arizona Public Service Co.	6.350%	12/15/32	12,362	12,939
	Arizona Public Service Co.	5.550%	8/1/33	11,675	11,575
	Atlantic City Electric Co.	2.300%	3/15/31	11,425	9,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	2.625%	9/15/29	10,960	9,678
	Atmos Energy Corp.	1.500%	1/15/31	17,181	13,412
	Atmos Energy Corp.	5.450%	10/15/32	5,573	5,651
	Avangrid Inc.	3.800%	6/1/29	17,626	16,085
	Baltimore Gas & Electric Co.	2.250%	6/15/31	16,480	13,492
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	21,330	19,348
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	11,992	9,223
	Black Hills Corp.	3.050%	10/15/29	9,038	7,802
	Black Hills Corp.	2.500%	6/15/30	6,576	5,335
	Black Hills Corp.	4.350%	5/1/33	9,320	8,197
	Black Hills Corp.	6.150%	5/15/34	3,140	3,135
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,991	7,437
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	7,092	6,035
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	15,986	15,080
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	27,178	26,691
	CenterPoint Energy Inc.	2.950%	3/1/30	15,723	13,500
	CenterPoint Energy Inc.	2.650%	6/1/31	11,700	9,597
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,576	6,067
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	25,548	25,348
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,330	1,134
[1]	CMS Energy Corp.	4.750%	6/1/50	10,599	9,194
	CMS Energy Corp.	3.750%	12/1/50	2,727	2,046
	Commonwealth Edison Co.	2.200%	3/1/30	4,687	3,923
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,816	4,135
	Commonwealth Edison Co.	4.900%	2/1/33	2,758	2,700
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	6,409	5,134
	Connecticut Light & Power Co.	4.900%	7/1/33	5,747	5,572
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	10,296	9,815
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	15,456	13,940
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	11,022	9,133
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	8,152	8,094
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	3,000	3,025
	Constellation Energy Generation LLC	5.800%	3/1/33	10,846	10,893
	Consumers Energy Co.	3.600%	8/15/32	12,000	10,654
	Consumers Energy Co.	4.625%	5/15/33	24,174	23,128
[1]	Dominion Energy Inc.	3.375%	4/1/30	43,859	39,032
[1]	Dominion Energy Inc.	2.250%	8/15/31	15,503	12,329
[1]	Dominion Energy Inc.	4.350%	8/15/32	12,074	11,037
	Dominion Energy Inc.	5.375%	11/15/32	27,806	27,470
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	13,792	11,071
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	5,035	5,501
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	3,750	3,715
	DTE Electric Co.	2.250%	3/1/30	15,190	12,845
[1]	DTE Electric Co.	2.625%	3/1/31	16,069	13,581
[1]	DTE Electric Co.	3.000%	3/1/32	8,675	7,377
	DTE Electric Co.	5.200%	4/1/33	14,631	14,558
[1]	DTE Energy Co.	3.400%	6/15/29	9,603	8,628
	DTE Energy Co.	2.950%	3/1/30	13,251	11,312
[1]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,340	5,508
	Duke Energy Carolinas LLC	2.450%	8/15/29	3,675	3,184
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,058	5,173
	Duke Energy Carolinas LLC	2.550%	4/15/31	21,504	17,959
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,036	4,214
	Duke Energy Carolinas LLC	4.950%	1/15/33	28,789	28,224
	Duke Energy Corp.	3.400%	6/15/29	5,013	4,568
	Duke Energy Corp.	2.450%	6/1/30	16,628	13,997
	Duke Energy Corp.	2.550%	6/15/31	28,717	23,458
	Duke Energy Corp.	4.500%	8/15/32	32,201	30,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	5.750%	9/15/33	15,980	16,214
	Duke Energy Florida LLC	2.500%	12/1/29	16,227	14,103
	Duke Energy Florida LLC	1.750%	6/15/30	25,714	20,731
	Duke Energy Florida LLC	2.400%	12/15/31	18,720	15,179
	Duke Energy Florida LLC	5.875%	11/15/33	14,400	14,910
	Duke Energy Ohio Inc.	3.650%	2/1/29	18,280	17,080
	Duke Energy Ohio Inc.	2.125%	6/1/30	7,624	6,291
	Duke Energy Ohio Inc.	5.250%	4/1/33	8,568	8,504
	Duke Energy Progress LLC	3.450%	3/15/29	16,488	15,302
	Duke Energy Progress LLC	2.000%	8/15/31	18,312	14,527
	Duke Energy Progress LLC	5.250%	3/15/33	9,745	9,695
[3]	East Ohio Gas Co.	2.000%	6/15/30	1,250	995
	Edison International	6.950%	11/15/29	15,152	16,055
	Emera US Finance LP	2.639%	6/15/31	11,151	8,812
	Entergy Arkansas LLC	5.150%	1/15/33	9,945	9,724
	Entergy Arkansas LLC	5.300%	9/15/33	8,685	8,571
	Entergy Corp.	2.800%	6/15/30	12,059	10,262
	Entergy Corp.	2.400%	6/15/31	16,773	13,450
	Entergy Louisiana LLC	1.600%	12/15/30	9,937	7,686
	Entergy Louisiana LLC	3.050%	6/1/31	6,865	5,833
	Entergy Louisiana LLC	2.350%	6/15/32	6,540	5,179
	Entergy Texas Inc.	4.000%	3/30/29	14,061	13,192
	Entergy Texas Inc.	1.750%	3/15/31	13,402	10,445
	Essential Utilities Inc.	3.566%	5/1/29	9,399	8,633
	Essential Utilities Inc.	2.704%	4/15/30	14,844	12,542
	Essential Utilities Inc.	2.400%	5/1/31	5,112	4,104
	Evergy Inc.	2.900%	9/15/29	20,466	17,872
[1]	Evergy Metro Inc.	2.250%	6/1/30	9,371	7,738
	Evergy Metro Inc.	4.950%	4/15/33	7,380	7,099
[1]	Eversource Energy	4.250%	4/1/29	17,289	16,355
[1]	Eversource Energy	1.650%	8/15/30	13,623	10,690
	Eversource Energy	2.550%	3/15/31	13,171	10,761
	Eversource Energy	3.375%	3/1/32	23,559	20,121
	Eversource Energy	5.125%	5/15/33	16,246	15,688
	Exelon Corp.	4.050%	4/15/30	35,835	33,268
	Exelon Corp.	3.350%	3/15/32	27,671	23,760
	Exelon Corp.	5.300%	3/15/33	14,542	14,347
	Florida Power & Light Co.	4.625%	5/15/30	10,581	10,361
	Florida Power & Light Co.	2.450%	2/3/32	25,495	20,997
	Florida Power & Light Co.	5.100%	4/1/33	23,628	23,490
	Florida Power & Light Co.	4.800%	5/15/33	17,402	16,895
[1]	Georgia Power Co.	2.650%	9/15/29	4,345	3,805
	Georgia Power Co.	4.700%	5/15/32	13,994	13,386
	Georgia Power Co.	4.950%	5/17/33	18,637	18,048
	Interstate Power & Light Co.	3.600%	4/1/29	5,169	4,800
	Interstate Power & Light Co.	2.300%	6/1/30	9,970	8,187
	Interstate Power & Light Co.	5.700%	10/15/33	6,979	7,028
	IPALCO Enterprises Inc.	4.250%	5/1/30	11,399	10,197
[1]	Kentucky Utilities Co.	5.450%	4/15/33	9,527	9,542
[1]	Louisville Gas & Electric Co.	5.450%	4/15/33	9,500	9,514
	MidAmerican Energy Co.	3.650%	4/15/29	29,465	27,445
	MidAmerican Energy Co.	6.750%	12/30/31	3,710	4,083
	National Fuel Gas Co.	2.950%	3/1/31	15,116	12,098
	National Grid plc	5.809%	6/12/33	22,760	22,883
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	17,370	16,111
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	13,468	11,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	16,931	12,793
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	7,824	5,978
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	11,085	12,798
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	11,367	9,321
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	3,940	3,533
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	25,573	26,091
[1]	Nevada Power Co.	3.700%	5/1/29	17,172	15,950
[1]	Nevada Power Co.	2.400%	5/1/30	4,484	3,755
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	24,461	22,429
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	13,602	11,856
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	47,283	39,024
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	22,290	17,897
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	23,353	22,565
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	26,454	25,588
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	10,326	8,804
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,414	3,048
	NiSource Inc.	2.950%	9/1/29	13,757	12,182
	NiSource Inc.	3.600%	5/1/30	32,587	29,277
	NiSource Inc.	1.700%	2/15/31	22,279	17,321
	NiSource Inc.	5.400%	6/30/33	8,192	8,121
	Northern States Power Co.	2.250%	4/1/31	2,082	1,709
	NSTAR Electric Co.	3.250%	5/15/29	8,436	7,697
	NSTAR Electric Co.	3.950%	4/1/30	8,823	8,198
[1]	Ohio Power Co.	2.600%	4/1/30	7,510	6,359
[1]	Ohio Power Co.	1.625%	1/15/31	15,531	12,134
	Ohio Power Co.	5.000%	6/1/33	9,020	8,729
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	7,392	6,510
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	6,999	6,162
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	8,524	8,533
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	9,590	9,850
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	23,620	20,480
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	7,422	8,208
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	18,594	17,218
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	15,702	14,840
[3]	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	18,500	19,015
	ONE Gas Inc.	2.000%	5/15/30	7,506	6,148
	ONE Gas Inc.	4.250%	9/1/32	4,550	4,220
	Pacific Gas & Electric Co.	6.100%	1/15/29	10,684	10,754
	Pacific Gas & Electric Co.	4.200%	3/1/29	3,966	3,618
	Pacific Gas & Electric Co.	4.550%	7/1/30	70,806	65,088
	Pacific Gas & Electric Co.	2.500%	2/1/31	52,556	41,880
	Pacific Gas & Electric Co.	3.250%	6/1/31	18,192	15,108
	Pacific Gas & Electric Co.	4.400%	3/1/32	7,470	6,584
	Pacific Gas & Electric Co.	5.900%	6/15/32	25,742	25,145
	Pacific Gas & Electric Co.	6.150%	1/15/33	26,621	26,468
	Pacific Gas & Electric Co.	6.400%	6/15/33	18,237	18,451
	PacifiCorp	3.500%	6/15/29	15,803	14,281
	PacifiCorp	2.700%	9/15/30	10,286	8,397
	PECO Energy Co.	4.900%	6/15/33	19,843	19,453
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	13,085	11,847
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	10,247	8,359
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	7,963	7,864
	PPL Electric Utilities Corp.	5.000%	5/15/33	20,882	20,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progress Energy Inc.	7.750%	3/1/31	18,817	21,051
	Progress Energy Inc.	7.000%	10/30/31	12,691	13,839
[1]	Public Service Co. of Colorado	1.900%	1/15/31	6,118	4,865
	Public Service Co. of Colorado	1.875%	6/15/31	21,949	17,350
[1]	Public Service Co. of Colorado	4.100%	6/1/32	13,026	11,896
	Public Service Co. of New Hampshire	5.350%	10/1/33	7,980	8,026
	Public Service Co. of Oklahoma	5.250%	1/15/33	7,771	7,531
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	8,176	7,455
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,858	5,011
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	10,770	8,522
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	17,202	14,842
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	10,204	9,995
[1]	Public Service Electric & Gas Co.	4.650%	3/15/33	10,721	10,307
	Public Service Electric & Gas Co.	5.200%	8/1/33	9,180	9,218
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,309	9,693
	Public Service Enterprise Group Inc.	2.450%	11/15/31	17,660	14,259
	Puget Energy Inc.	4.100%	6/15/30	21,749	19,385
	Puget Energy Inc.	4.224%	3/15/32	11,866	10,397
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	18,299	14,652
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	11,271	9,583
	Sempra	3.700%	4/1/29	10,190	9,394
	Sempra	5.500%	8/1/33	16,217	16,091
[1]	Southern California Edison Co.	4.200%	3/1/29	19,733	18,716
	Southern California Edison Co.	6.650%	4/1/29	7,269	7,593
	Southern California Edison Co.	2.850%	8/1/29	5,015	4,423
	Southern California Edison Co.	2.250%	6/1/30	20,558	17,035
[1]	Southern California Edison Co.	2.500%	6/1/31	16,472	13,531
	Southern California Edison Co.	2.750%	2/1/32	13,225	10,909
	Southern California Edison Co.	5.950%	11/1/32	15,023	15,486
[1]	Southern California Gas Co.	2.550%	2/1/30	14,631	12,476
	Southern California Gas Co.	5.200%	6/1/33	11,243	11,075
	Southern Co.	5.500%	3/15/29	15,000	15,240
[1]	Southern Co.	3.700%	4/30/30	18,465	16,886
	Southern Co.	5.700%	10/15/32	18,667	18,951
	Southern Co.	5.200%	6/15/33	31,700	31,120
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	20,951	16,359
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	11,298	11,015
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	8,043	8,149
	Southwest Gas Corp.	2.200%	6/15/30	3,892	3,167
	Southwest Gas Corp.	4.050%	3/15/32	14,129	12,628
	Southwestern Electric Power Co.	5.300%	4/1/33	15,366	14,774
	Spire Missouri Inc.	4.800%	2/15/33	9,458	9,082
	Tampa Electric Co.	2.400%	3/15/31	9,317	7,548
	Tucson Electric Power Co.	1.500%	8/1/30	5,819	4,554
	Tucson Electric Power Co.	3.250%	5/15/32	7,416	6,353
	Union Electric Co.	3.500%	3/15/29	19,355	17,857
	Union Electric Co.	2.950%	3/15/30	10,747	9,427
	Union Electric Co.	2.150%	3/15/32	4,289	3,404
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	11,902	10,590
	Virginia Electric & Power Co.	2.300%	11/15/31	11,791	9,484
	Virginia Electric & Power Co.	2.400%	3/30/32	14,754	11,834
	Virginia Electric & Power Co.	5.000%	4/1/33	27,470	26,532
	Virginia Electric & Power Co.	5.300%	8/15/33	20,375	20,097
	WEC Energy Group Inc.	2.200%	12/15/28	7,988	6,910
	WEC Energy Group Inc.	1.800%	10/15/30	12,521	9,852
	Wisconsin Electric Power Co.	4.750%	9/30/32	12,003	11,613
	Wisconsin Electric Power Co.	5.625%	5/15/33	6,260	6,445
	Wisconsin Power & Light Co.	3.000%	7/1/29	6,178	5,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	1.950%	9/16/31	5,267	4,093
	Wisconsin Power & Light Co.	3.950%	9/1/32	13,858	12,543
	Wisconsin Power & Light Co.	4.950%	4/1/33	6,988	6,748
	Xcel Energy Inc.	2.600%	12/1/29	10,001	8,600
	Xcel Energy Inc.	3.400%	6/1/30	13,073	11,599
	Xcel Energy Inc.	2.350%	11/15/31	3,050	2,402
	Xcel Energy Inc.	4.600%	6/1/32	21,366	19,978
	Xcel Energy Inc.	5.450%	8/15/33	16,040	15,891
					3,218,788
Total Corporate Bonds (Cost $43,821,793)					39,789,449
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5]	Vanguard Market Liquidity Fund (Cost $140,578)	5.438%		1,405,921	140,578
Total Investments (99.1%) (Cost $43,980,293)					39,947,984
Other Assets and Liabilities—Net (0.9%)					381,473
Net Assets (100%)					40,329,457
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $383,515,000, representing 1.0% of net assets.
4	Securities with a value of $7,487,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2024	658	74,693	19

Short Futures Contracts
5-Year U.S. Treasury Note	March 2024	(70)	(7,480)	(1)
10-Year U.S. Treasury Note	March 2024	(762)	(83,665)	(782)
				(783)
				(764)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,957	—	17,957
Corporate Bonds	—	39,789,449	—	39,789,449
Temporary Cash Investments	140,578	—	—	140,578
Total	140,578	39,807,406	—	39,947,984

Derivative Financial Instruments
Assets
Futures Contracts[1]	19	—	—	19
Liabilities
Futures Contracts[1]	783	—	—	783
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.